UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders

  2021 SEMI-ANNUAL REPORT

SunAmerica Specialty Series

A Message from the President — (unaudited)

Dear Shareholders:

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisers, hope this semi-annual report finds you and yours safe and well during these persistently challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on continuing to serve our Fund shareholders. As such, we are pleased to present this semi-annual update for SunAmerica Specialty Series (the “Specialty Series”), including AIG Commodity Strategy Fund, AIG ESG Dividend Fund, AIG Focused Alpha Large-Cap Fund, AIG Focused Growth Fund, AIG Income Explorer Fund and AIG Small-Cap Quality Fund (the “Funds”), covering the six-month period ended April 30, 2021.

Overall, global equities and commodities advanced, while global bonds generated negative returns. Virtually all asset classes saw ongoing volatility during the semi-annual period.

As the semi-annual period began in November 2020, global equities rose. COVID-19 infections hit new highs in several countries, but equity markets gained in the last two months of the calendar year after two COVID-19 vaccines demonstrated high efficacy rates in Phase 3 trials and the U.S. government agreed on a pandemic relief plan that extended many of the CARES Act support measures. The European Central Bank (“ECB”) expanded its monetary stimulus program, and the European Union and China struck an agreement on an investment treaty even as the U.S. government strengthened its sanctions on companies with links to the Chinese military. The European Union and the U.K. also agreed to a trade deal, ending four years of political negotiations and setting the terms for a post-Brexit† future. U.S. equities in particular were bolstered by better than expected third quarter 2020 corporate earnings, economic resilience, substantial monetary support from the Federal Reserve (the “Fed”), resolution of the U.S. presidential elections and optimism that COVID-19 vaccines would support a broad re-opening of the U.S. economy.

Due primarily to short-lived trading anomalies in certain stocks, global equities posted negative returns in January 2021 but then rose for a fourth straight quarter in the first quarter of 2021 overall. Markets, including U.S. equities, rallied amid the accelerating global rollout of COVID-19 vaccines, favorable outlook for global economic growth, substantial support from governments and central banks, and upbeat forecasts for corporate earnings. These positive drivers more than offset growing expectations for higher inflation and still-concerning trends in COVID-19 infections. The European Parliament approved the Recovery and Resilience Facility to provide €672.5 billion in grants and loans to help European Union countries alleviate the social and economic effects of the pandemic, while President Biden signed into law a U.S.$1.9 trillion COVID-19 relief bill aimed at individuals and small businesses.

In April 2021, global equities advanced, fueled by optimism around a sharp increase in global economic growth, ongoing fiscal and monetary stimulus, strong corporate earnings and expanding COVID-19 vaccine rollouts—despite the pandemic’s case count worldwide reaching new highs. U.S. equities registered their best monthly performance since November 2020, with favorable sentiment overshadowing concerns about the risks of higher taxes, supply-chain disruptions, inflation pressures and signs of frothy valuations in some areas of the market.

The broad global fixed income market posted a negative return for the semi-annual period overall. Global government bond yields ended the fourth quarter of 2020 mixed. Yield curves in the dollar-bloc economies, including the U.S., Australia, Canada and New Zealand, steepened, while yields in the U.K. and Germany drifted lower. Then, in the first quarter of 2021, government bond yields moved sharply higher. U.S. Treasuries registered their worst quarterly return since 1980, driven by COVID-19 vaccine rollout progress, unprecedented fiscal stimulus and the Fed’s commitment to not preemptively hike rates in response to any transitory rise in inflation during the economic rebound. In turn, the U.S. Treasury yield curve steepened rapidly, which spilled over to other major markets, including the dollar-bloc economies. Chinese sovereign bonds represented the lone market among the 20 largest global debt markets to see yields decrease during the quarter. In April 2021, U.S. Treasury yields ended lower after four consecutive monthly increases. In Europe, German and Italian sovereign bond yields edged higher. Most non-government bond sectors outperformed the

2

A Message from the President — (unaudited) (continued)

broad fixed income market for the semi-annual period as a whole but still posted negative absolute returns. However, high yield corporate bonds, emerging markets debt, U.S. Treasury inflation protected securities and asset-backed securities gained ground.

Commodities realized strong performance during the semi-annual period. Energy rallied most sharply, as positive COVID-19 vaccine developments boosted demand and supplies remained tight. Among industrial metals, copper similarly advanced on rising global demand. Precious metals ended higher, though both gold and silver had pulled back during the first quarter of 2021 on a brighter economic outlook and a stronger U.S. dollar. Agriculture and livestock produced strong results, with the prices of many commodities in the sub-sector reaching multi-year highs in April 2021.

Amid these conditions, developed market equities, as measured by the 29.10% return of the MSCI World Index*, outperformed emerging market equities, as measured by the 22.95% return of the MSCI Emerging Markets Index* for the semi-annual period overall. Among the developed markets, U.S. equities, as measured by the 28.85% return of the S&P 500 Index*, performed in line with non-U.S. equities, as measured by the 28.84% return of the MSCI EAFE Index*. Within the U.S. equity market, small-cap stocks performed best, followed at some distance by mid-cap and then large-cap stocks. Value stocks significantly outpaced growth stocks across the capitalization spectrum. U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,* posted returns of -1.52% and -0.17%, respectively, for the semi-annual period overall. The Bloomberg Barclays U.S. Treasury Index* returned -3.42%, while international government bonds, as represented by the FTSE Non-U.S. WGBI (USD, hedged)*, returned -2.40%. Commodities, as represented by the Bloomberg Commodity Index*, returned 25.81% for the semi-annual period as a whole.

On the following pages, you will find the financial statements and portfolio information for each of the Specialty Series Funds for the six-month period ended April 30, 2021.

Thank you for being a part of the Specialty Series Funds. As always, if you have any questions regarding your investments, please contact your financial professional or get in touch with us directly at 800-858-8850 or at our website, www.aig.com/funds.

Sincerely,

Sharon French

President & CEO

SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*	The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 27 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Aggregate Bond Index represented securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The Bloomberg Barclays U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The FTSE Non-U.S. WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of more than 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 23 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

3

A Message from the President — (unaudited) (continued)

†	Brexit refers to the U.K.’s path out of the European Union.

The AIG Commodity Strategy Fund is not a complete investment program and should not be an investor’s sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the AIG Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the AIG Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the AIG Commodity Strategy Fund’s investments in commodity-linked derivative instruments.

The risks associated with the use of futures contracts by the AIG Commodity Strategy Fund include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference assets; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearing house or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The AIG Commodity Strategy Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies and may also invest in other high quality, short-term securities (“money market instruments”). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund’s investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund’s returns are expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund’s portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund’s strategies, including the proprietary investment processes used by the subadviser, will influence the performance of the Fund significantly.

Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies and may have fewer resources and a greater risk of business failure than do large companies.

4

SunAmerica Specialty Series

EXPENSE EXAMPLE — April 30, 2021 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund (each a “Fund” and collectively, the “Funds”) in the SunAmerica Specialty Series (the “Trust”), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2020 and held until April 30, 2021.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended April 30, 2021” to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the “Expenses Paid During the Six Months Ended April 30, 2021” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended April 30, 2021” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds’ prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended April 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the “Expenses Paid During the Six Months Ended April 30, 2021” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended April 30, 2021” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds’ prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended April 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds’ prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

5

SunAmerica Specialty Series

EXPENSE EXAMPLE — April 30, 2021 — (unaudited) (continued)

	Actual			Hypothetical
	Beginning Account Value at November 1, 2020	Ending Account Value Using Actual Return at April 30, 2021	Expenses Paid During the Six Months Ended April 30, 2021*	Beginning Account Value at November 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2021	Expenses Paid During the Six Months Ended April 30, 2021*	Annualized Expense Ratio*
AIG Commodity Strategy Fund@
Class A#	$1,000.00	$1,264.86	$9.66	$1,000.00	$1,016.27	$8.60	1.72%
Class C#	$1,000.00	$1,258.93	$13.27	$1,000.00	$1,013.04	$11.83	2.37%
Class W#	$1,000.00	$1,266.33	$8.54	$1,000.00	$1,017.26	$7.60	1.52%
AIG ESG Dividend Fund
Class A#	$1,000.00	$1,291.74	$6.42	$1,000.00	$1,019.19	$5.66	1.13%
Class C#	$1,000.00	$1,288.34	$10.10	$1,000.00	$1,015.97	$8.90	1.78%
Class W#	$1,000.00	$1,292.97	$5.29	$1,000.00	$1,020.18	$4.66	0.93%
AIG Focused Alpha Large-Cap Fund
Class A	$1,000.00	$1,248.94	$9.14	$1,000.00	$1,016.66	$8.20	1.64%
Class C	$1,000.00	$1,244.92	$13.14	$1,000.00	$1,013.09	$11.78	2.36%
Class W#	$1,000.00	$1,250.08	$8.26	$1,000.00	$1,017.46	$7.40	1.48%
AIG Focused Growth Fund
Class A#	$1,000.00	$1,257.55	$6.33	$1,000.00	$1,019.19	$5.66	1.13%
Class C#	$1,000.00	$1,253.12	$9.94	$1,000.00	$1,015.97	$8.90	1.78%
Class W#	$1,000.00	$1,258.62	$5.21	$1,000.00	$1,020.18	$4.66	0.93%
AIG Income Explorer Fund
Class A#	$1,000.00	$1,217.38	$5.44	$1,000.00	$1,019.89	$4.96	0.99%
Class C#	$1,000.00	$1,212.87	$9.00	$1,000.00	$1,016.66	$8.20	1.64%
Class W#	$1,000.00	$1,217.97	$4.34	$1,000.00	$1,020.88	$3.96	0.79%
AIG Small-Cap Quality Fund**
Class A#	$1,000.00	$1,442.54	$7.57	$1,000.00	$1,018.60	$6.26	1.25%
Class C#	$1,000.00	$1,437.94	$11.49	$1,000.00	$1,015.37	$9.49	1.90%
Class W#	$1,000.00	$1,444.08	$6.36	$1,000.00	$1,019.59	$5.26	1.05%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period).

These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.

#

During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2021” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2021” and the “Annualized Expense Ratio” would have been lower.

@	Consolidated (see Note 2 to Notes to Financial Statements)
**	See Note 1

6

SunAmerica Specialty Series

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2021 — (unaudited)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Quality Fund**
ASSETS:
Investments at value (unaffiliated)*	$20,149,409	$47,642,998	$749,688,248	$708,515,931	$36,311,409	$40,612,507
Repurchase agreements (cost approximates value)	6,805,000	—	—	—	187,000	—
Cash	3,434	—	13,827,418	37,222,321	—	—
Foreign cash*	—	—	—	—	120,479	—
Receivable for:
Shares of beneficial interest sold	5,307	65	151,959	60,739	205	407
Dividends and interest	17	72,459	1,254,205	—	77,747	5,143
Investments sold	—	1,300,409	—	—	—	1,002,071
Investments sold on an extended settlement basis	75,820	—	—	—	—	—
Receipts on swap contracts	772,070	—	—	—	—	—
Prepaid expenses and other assets	4,379	262	9,885	27,676	4,414	4,647
Cash collateral for futures contracts	1,505,113	—	—	—	—	20
Due from investment adviser for expense reimbursements/fee waivers	—	21,123	—	318,288	30,536	55,776
Variation margin on futures contracts	199,392	—	—	—	—	—

Total assets	29,519,941	49,037,316	764,931,715	746,144,955	36,731,790	41,680,571

LIABILITIES:
Payable for:
Shares of beneficial interest redeemed	16,228	53,754	975,455	1,300,315	17,133	56,740
Investments purchased	688,244	—	—	—	—	—
Investment advisory and management fees	21,818	30,572	621,195	609,512	30,262	34,679
Distribution and account maintenance fees	7,890	13,289	222,655	234,628	11,624	12,723
Transfer agent fees and expenses	7,837	10,601	182,607	188,775	8,843	12,736
Trustees’ fees and expenses	—	120	2,254	2,173	147	162
Other accrued expenses	73,811	27,555	80,639	77,632	36,700	38,427
Line of Credit	—	675,000	—	625,000	—	425,000
Due to investment adviser from expense recoupment	34,771	—	—	—	—	—
Call and put options written, at value@	31,917	—	—	—	—	—
Variation margin on futures contracts	150,800	—	—	—	—	—
Unrealized depreciation on swap contracts	16,037	—	—	—	—	—
Due to broker	120,000	—	—	—	—	—
Due to custodian	—	18,766	—	—	29,326	6,119
Due to custodian for foreign cash	68	—	—	—	—	—

Total liabilities	1,169,421	829,657	2,084,805	3,038,035	134,035	586,586

NET ASSETS	$28,350,520	$48,207,659	$762,846,910	$743,106,920	$36,597,755	$41,093,985

#	Consolidated (see Note 2)
**	See Note 1

See Notes to Financial Statements

7

SunAmerica Specialty Series

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2021 — (unaudited) (continued)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Quality Fund**
NET ASSETS REPRESENTED BY:
Paid-in capital	$117,424,200	$37,645,877	$492,427,589	$374,777,845	$35,779,031	$25,977,760
Total accumulated earnings (loss)	(89,073,680)	10,561,782	270,419,321	368,329,075	818,724	15,116,225

Net assets	$28,350,520	$48,207,659	$762,846,910	$743,106,920	$36,597,755	$41,093,985

*Cost
Investments (unaffiliated)	$20,178,704	$39,966,517	$533,413,182	$377,324,568	$32,262,810	$35,334,806

Foreign cash	$—	$—	$—	$—	$119,793	$—

@Premiums received on options written	$35,227	$—	$—	$—	$—	$—

Class A (unlimited shares authorized):
Net assets	$27,309,266	$33,050,340	$686,692,820	$641,975,148	$32,440,467	$37,552,660
Shares of beneficial interest issued and outstanding	3,667,885	1,827,754	20,997,902	18,105,565	2,006,271	1,719,597
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.45	$18.08	$32.70	$35.46	$16.17	$21.84
Maximum sales charge (5.75% of offering price)	0.45	1.10	1.99	2.16	0.99	1.33

Maximum offering price to public	$7.90	$19.18	$34.69	$37.62	$17.16	$23.17

Class C (unlimited shares authorized):
Net assets	$314,487	$2,188,413	$25,472,196	$53,862,254	$2,475,876	$1,673,578
Shares of beneficial interest issued and outstanding	44,616	120,873	858,231	1,685,084	153,305	81,180
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.05	$18.11	$29.68	$31.96	$16.15	$20.62

Class W (unlimited shares authorized):
Net assets	$726,767	$12,968,906	$50,681,894	$47,269,518	$1,681,412	$1,867,747
Shares of beneficial interest issued and outstanding	96,149	717,357	1,513,892	1,294,740	104,106	84,112
Net asset value, offering and redemption price per share	$7.56	$18.08	$33.48	$36.51	$16.15	$22.21

#	Consolidated (see Note 2)
**	See Note 1

See Notes to Financial Statements

8

SunAmerica Specialty Series

STATEMENT OF OPERATIONS — For the period ended April 30, 2021 — (unaudited)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Quality Fund**
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$712,064	$4,099,625	$890,643	$884,674	$341,015
Interest (unaffiliated)	10,008	—	—	—	—	30

Total investment income*	10,008	712,064	4,099,625	890,643	884,674	341,045

EXPENSES:
Investment advisory and management fees	160,631	166,752	3,548,999	3,607,135	185,512	208,510
Distribution and account maintenance fees:
Class A	44,339	54,306	1,070,068	1,058,322	56,651	65,616
Class C	1,406	7,756	118,865	270,254	12,418	7,775
Service fees:
Class W	505	8,277	34,319	35,614	1,378	1,500
Transfer agent fees and expenses:
Class A	31,265	35,576	766,750	758,721	38,085	46,643
Class C	924	2,724	30,813	62,791	3,463	3,581
Class W	1,257	13,145	52,135	53,507	2,575	3,508
Registration fees:
Class A	13,310	13,259	21,270	21,665	10,506	14,814
Class C	7,208	7,682	8,175	9,168	6,405	8,470
Class W	7,038	9,584	9,533	10,999	7,111	8,729
Custodian and accounting fees	24,619	10,766	35,375	38,283	11,026	8,601
Reports to shareholders	353	405	36,549	37,515	4,452	980
Audit and tax fees	22,896	17,221	17,123	17,123	17,264	32,097
Legal fees	15,090	13,759	28,558	29,890	15,203	97,907
Trustees’ fees and expenses	1703	2,629	44,474	44,943	2,430	2,632
Interest expense	—	48	—	1,571	347	254
Other expenses	33,936	26,776	38,116	37,249	28,694	12,885

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	366,480	390,665	5,861,122	6,094,750	403,520	524,502
Fees waived and expenses (reimbursed)/recouped by investment advisor (see Note 4)	(137,167)	(144,044)	1,220	(1,889,658)	(213,533)	(260,090)
Fees paid indirectly (see Note 9)	—	—	(4,071)	(10,268)	—	—

Net expenses	229,313	246,621	5,858,271	4,194,824	189,987	264,412

Net investment income (loss)	$(219,305)	$465,443	$(1,758,646)	$(3,304,181)	$694,687	$76,633

#	Consolidated (see Note 2)
**	See Note 1

See Notes to Financial Statements

9

SunAmerica Specialty Series

STATEMENT OF OPERATIONS — For the period ended April 30, 2021 — (unaudited) (continued)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Quality Fund**
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	$(108,765)	$3,688,771	$55,999,082	$44,069,542	$(1,182,183)	$10,793,732
Futures contracts	3,854,056	—	—	—	—	212,229
Swap contracts	2,070,570	—	—	—	—	—
Written options contracts	15,493	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(16)	—	—	—	(2,682)	—

Net realized gain (loss) on investments and foreign currencies	5,831,338	3,688,771	55,999,082	44,069,542	(1,184,865)	11,005,961

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	70,860	6,731,018	101,626,601	118,903,187	7,780,495	3,940,034
Futures contracts	664,978	—	—	—	—	(2,622)
Swap contracts	(16,037)	—	—	—	—	—
Written options contracts	4,420	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	625	—

Net unrealized gain (loss) on investments and foreign currencies	724,221	6,731,018	101,626,601	118,903,187	7,781,120	3,937,412

Net realized and unrealized gain (loss) on investments and foreign currencies	6,555,559	10,419,789	157,625,683	162,972,729	6,596,255	14,943,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,336,254	10,885,232	155,867,037	159,668,548	7,290,942	15,020,006

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$20,634	$20,989	$9,977	$82

#	Consolidated (see Note 2)
**	See Note 1

See Notes to Financial Statements

10

SunAmerica Specialty Series

STATEMENT OF CHANGES IN NET ASSETS

	AIG Commodity Strategy Fund#		AIG ESG Dividend Fund		AIG Focused Alpha Large-Cap Fund
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(219,305)	$(241,750)	$465,443	$677,136	$(1,758,646)	$(423,914)
Net realized gain (loss) on investments and foreign currencies	5,831,338	(2,754,636)	3,688,771	(695,146)	55,999,082	60,065,832
Net unrealized gain (loss) on investments and foreign currencies	724,221	414,310	6,731,018	335,008	101,626,601	7,503,289

Net increase (decrease) in net assets resulting from operations	6,336,254	(2,582,076)	10,885,232	316,998	155,867,037	67,145,207

Distributions to shareholders from:
Distributable earnings (Class A)	—	(200,116)	(301,819)	(531,166)	(53,623,937)	(58,678,098)
Distributable earnings (Class C)	—	—	(12,759)	(20,732)	(2,229,097)	(3,831,158)
Distributable earnings (Class W)	—	(15,522)	(117,003)	(165,823)	(3,578,104)	(2,242,153)
Return of Capital (Class A)	—	—	—	—	—	—
Return of Capital (Class C)	—	—	—	—	—	—
Return of Capital (Class W)	—	—	—	—	—	—

Total distributions to shareholders	—	(215,638)	(431,581)	(717,721)	(59,431,138)	(64,751,409)

Net increase (decrease) in net assets resulting from capital share transactions (see Note 7)	(3,182,370)	(4,613,564)	1,358,911	5,822,274	32,609,519	3,641,371

Total increase (decrease) in net assets	3,153,884	(7,411,278)	11,812,562	5,421,551	129,045,418	6,035,169

NET ASSETS:
Beginning of period	25,196,636	32,607,914	36,395,097	30,973,546	633,801,492	627,766,323

End of period	$28,350,520	$25,196,636	$48,207,659	$36,395,097	$762,846,910	$633,801,492

#	Consolidated (see Note 2)

See Notes to Financial Statements

11

SunAmerica Specialty Series

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Growth Fund		AIG Income Explorer Fund		AIG Small-Cap Quality Fund**
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,304,181)	$(3,394,799)	$694,687	$1,326,104	$76,633	$(155,274)
Net realized gain (loss) on investments and foreign currencies	44,069,542	66,022,233	(1,184,865)	(1,476,756)	11,005,961	(757,601)
Net unrealized gain (loss) on investments and foreign currencies	118,903,187	107,196,355	7,781,120	(4,278,572)	3,937,412	(1,184,471)

Net increase (decrease) in net assets resulting from operations	159,668,548	169,823,789	7,290,942	(4,429,224)	15,020,006	(2,097,346)

Distributions to shareholders from:
Distributable earnings (Class A)	(56,247,892)	(44,655,419)	(565,429)	(1,114,943)	—	(850,619)
Distributable earnings (Class C)	(5,493,954)	(5,435,185)	(34,901)	(80,194)	—	(60,201)
Distributable earnings (Class W)	(4,207,177)	(4,641,014)	(34,204)	(120,883)	—	(131,949)
Return of Capital (Class A)	—	—	—	(67,487)	—	—
Return of Capital (Class C)	—	—	—	(4,854)	—	—
Return of Capital (Class W)	—	—	—	(7,317)	—	—

Total distributions to shareholders	(65,949,023)	(54,731,618)	(634,534)	(1,395,678)	—	(1,042,769)

Net increase (decrease) in net assets resulting from capital share transactions (see Note 7)	20,872,411	(31,987,680)	(5,426,287)	(2,280,078)	(9,002,978)	(7,320,675)

Total increase (decrease) in net assets	114,591,936	83,104,491	1,230,121	(8,104,980)	6,017,028	(10,460,790)

NET ASSETS:
Beginning of period	628,514,984	545,410,493	35,367,634	43,472,614	35,076,957	45,537,747

End of period	$743,106,920	$628,514,984	$36,597,755	$35,367,634	$41,093,985	$35,076,957

**	See Note 1

See Notes to Financial Statements

12

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)	Portfolio Turnover

AIG COMMODITY STRATEGY FUND#

Class A
10/31/16	$7.40	$(0.10)	$(0.22)	$(0.32)	$—	$—	$—	$7.08	(4.32)%	$35,228	1.72%		(1.40)%	50%
10/31/17	7.08	(0.07)	0.12	0.05	—	—	—	7.13	0.71	35,015	1.73		(0.98)	49
10/31/18	7.13	(0.01)	(0.26)	(0.27)	(0.01)	—	(0.01)	6.85	(3.75)	32,602	1.72		(0.14)	1
10/31/19	6.85	0.04	(0.37)	(0.33)	(0.00)	—	(0.00)	6.52	(4.75)	29,938	1.72		0.54	62
10/31/20	6.52	(0.06)	(0.52)	(0.58)	(0.05)	—	(0.05)	5.89	(8.98)	24,309	1.72		(0.94)	1
04/30/21##	5.89	(0.05)	1.61	1.56	—	—	—	7.45	26.49	27,309	1.72	@	(1.64)@	119

Class C
10/31/16	$7.20	$(0.14)	$(0.22)	$(0.36)	$—	$—	$—	$6.84	(5.00)%	$3,478	2.37%		(2.06)%	50%
10/31/17	6.84	(0.11)	0.12	0.01	—	—	—	6.85	0.15	2,755	2.38		(1.65)	49
10/31/18	6.85	(0.06)	(0.25)	(0.31)	—	—	—	6.54	(4.53)	1,908	2.37		(0.83)	1
10/31/19	6.54	(0.01)	(0.34)	(0.35)	—	—	—	6.19	(5.35)	1,051	2.37		(0.09)	62
10/31/20	6.19	(0.09)	(0.50)	(0.59)	—	—	—	5.60	(9.53)	249	2.37		(1.45)	1
04/30/21##	5.60	(0.07)	1.52	1.45	—	—	—	7.05	25.89	314	2.37	@	(2.30)@	119

Class W
10/31/16	$7.47	$(0.09)	$(0.21)	$(0.30)	$—	$—	$—	$7.17	(4.02)%	$1,958	1.52%		(1.21)%	50%
10/31/17	7.17	(0.06)	0.12	0.06	—	—	—	7.23	0.84	1,651	1.53		(0.79)	49
10/31/18	7.23	0.01	(0.27)	(0.26)	(0.03)	—	(0.03)	6.94	(3.64)	1,873	1.52		0.08	1
10/31/19	6.94	0.05	(0.36)	(0.31)	(0.02)	—	(0.02)	6.61	(4.52)	1,618	1.52		0.73	62
10/31/20	6.61	(0.03)	(0.55)	(0.58)	(0.06)	—	(0.06)	5.97	(8.79)	639	1.52		(0.52)	1
04/30/21##	5.97	(0.05)	1.64	1.59	—	—	—	7.56	26.63	727	1.52	@	(1.44)@	119

#	Consolidated (see Note 2)
@	annualized
##	unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	4/30/21@##
Commodity Strategy Fund Class A	0.85%	0.92%	0.83%	1.08%	1.42%	0.92%
Commodity Strategy Fund Class C	1.21	1.25	1.45	1.96	3.51	6.26
Commodity Strategy Fund Class W	1.48	1.52	1.49	1.93	2.69	3.03

See Notes to Financial Statements

13

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

AIG ESG DIVIDEND FUND

Class A
12/16/16@-
10/31/17	$15.00	$0.25	$0.56	$0.81	$—	$—	$—	$15.81	5.40%	$24,913	1.25	%(4)	1.92	%(4)	18%
10/31/18	15.81	0.30	0.37	0.67	(0.51)	(0.09)	(0.60)	15.88	4.26 (5)	22,973	1.25		1.84		57
10/31/19	15.88	0.33	0.28	0.61	(0.29)	(1.24)	(1.53)	14.96	4.35	20,874	1.14		2.22		51
10/31/20	14.96	0.30	(0.81)	(0.51)	(0.32)	—	(0.32)	14.13	(3.23)	27,061	1.13		2.19		70
04/30/21#	14.13	0.17	3.94	4.11	(0.16)	—	(0.16)	18.08	29.17	33,050	1.13	(4)	2.08	(4)	44

Class C
12/16/16@-
10/31/17	$15.00	$0.16	$0.56	$0.72	$—	$—	$—	$15.72	4.80%	$365	1.90	%(4)	1.22	%(4)	18%
10/31/18	15.72	0.19	0.38	0.57	(0.34)	(0.09)	(0.43)	15.86	3.59 (5)	384	1.90		1.18		57
10/31/19	15.86	0.21	0.31	0.52	(0.20)	(1.24)	(1.44)	14.94	3.71	1,019	1.78		1.51		51
10/31/20	14.94	0.21	(0.76)	(0.55)	(0.24)	—	(0.24)	14.15	(3.58)	1,530	1.78		1.53		70
04/30/21#	14.15	0.11	3.96	4.07	(0.11)	—	(0.11)	18.11	28.83	2,188	1.78	(4)	1.42	(4)	44

Class W
12/16/16@-
10/31/17	$15.00	$0.28	$0.56	$0.84	$—	$—	$—	$15.84	5.60%	$352	1.05	%(4)	2.06	%(4)	18%
10/31/18	15.84	0.31	0.40	0.71	(0.57)	(0.09)	(0.66)	15.89	4.48 (5)	2,498	1.05		1.99		57
10/31/19	15.89	0.34	0.30	0.64	(0.32)	(1.24)	(1.56)	14.97	4.57	9,080	0.93		2.46		51
10/31/20	14.97	0.33	(0.82)	(0.49)	(0.35)	—	(0.35)	14.13	(3.11)	7,804	0.93		2.34		70
04/30/21#	14.13	0.18	3.94	4.12	(0.17)	—	(0.17)	18.08	29.30	12,969	0.93	(4)	2.26	(4)	44

@	Commencement of operations.
#	unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/17(4)	10/31/18	10/31/19	10/31/20	4/30/21#(4)
ESG Dividend Fund Class A	1.25%	0.75%	0.81%	0.82%	0.60%
ESG Dividend Fund Class C	4.56	2.88	1.87	1.56	1.15
ESG Dividend Fund Class W	5.15	1.41	0.93	0.99	0.70
(4)	Annualized
(5)	The Fund’s performance figure was increased by 0.66% from a reimbursement of losses resulting from an investment restriction violation.

See Notes to Financial Statements

14

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

AIG FOCUSED ALPHA LARGE-CAP FUND

Class A
10/31/16	$26.56	$(0.11)	$(0.14)	$(0.25)	$—	$(2.61)	$(2.61)	$23.70	(0.91)%	$413,090	1.67%		(0.47)%		38%
10/31/17	23.70	(0.07)	8.28	8.21	—	—	—	31.91	34.64	505,796	1.65		(0.26)		68
10/31/18	31.91	(0.06)	2.30	2.24	—	(2.73)	(2.73)	31.42	7.46	572,092	1.64		(0.20)		65
10/31/19	31.42	(0.00)	2.42	2.42	—	(5.28)	(5.28)	28.56	9.96	570,081	1.64		(0.01)		94
10/31/20	28.56	(0.01)	3.03	3.02	—	(2.97)	(2.97)	28.61	11.67	574,028	1.64		(0.04)		75
04/30/21#	28.61	(0.07)	6.85	6.78	—	(2.69)	(2.69)	32.70	24.89	686,693	1.64	@	(0.48	)@	32

Class C
10/31/16	$25.89	$(0.26)	$(0.14)	$(0.40)	$—	$(2.61)	$(2.61)	$22.88	(1.58)%	$106,319	2.32%		(1.12)%		38%
10/31/17	22.88	(0.24)	7.97	7.73	—	—	—	30.61	33.78	118,151	2.30		(0.91)		68
10/31/18	30.61	(0.26)	2.21	1.95	—	(2.73)	(2.73)	29.83	6.78	35,561	2.30		(0.81)		65
10/31/19	29.83	(0.17)	2.25	2.08	—	(5.28)	(5.28)	26.63	9.24	34,632	2.30		(0.67)		94
10/31/20	26.63	(0.19)	2.80	2.61	—	(2.97)	(2.97)	26.27	10.90	21,653	2.31		(0.72)		75
04/30/21#	26.27	(0.17)	6.27	6.10	—	(2.69)	(2.69)	29.68	24.49	25,472	2.36	@	(1.21	)@	32

Class W
10/31/16	$26.77	$(0.08)	$(0.15)	$(0.23)	$—	$(2.61)	$(2.61)	$23.93	(0.82)%	$8,368	1.52	%(4)	(0.31	)%(4)	38%
10/31/17	23.93	(0.05)	8.39	8.34	—	—	—	32.27	34.85	15,342	1.52	(4)	(0.18	)(4)	68
10/31/18	32.27	(0.03)	2.34	2.31	—	(2.73)	(2.73)	31.85	7.60	20,240	1.52	(4)	(0.09	)(4)	65
10/31/19	31.85	0.03	2.46	2.49	—	(5.28)	(5.28)	29.06	10.07	23,054	1.52	(4)	0.11	(4)	94
10/31/20	29.06	0.02	3.10	3.12	—	(2.97)	(2.97)	29.21	11.82	38,121	1.51	(4)	0.06	(4)	75
04/30/21#	29.21	(0.05)	7.01	6.96	—	(2.69)	(2.69)	33.48	25.01	50,682	1.48	@(4)	(0.31	)@(4)	32

@	annualized
#	unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)

Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	4/30/21@#
Focused Alpha Large-Cap Fund Class A	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Focused Alpha Large-Cap Fund Class C	0.00	0.00	0.00	0.00	0.00	0.00
Focused Alpha Large-Cap Fund Class W	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	4/30/21@#
Focused Alpha Large-Cap Fund Class A	—%	—%	—%	—%	—%	—%
Focused Alpha Large-Cap Fund Class C	—	—	—	—	—	—
Focused Alpha Large-Cap Fund Class W	0.08	0.01	(0.00)	(0.01)	(0.01)	(0.01)

See Notes to Financial Statements

15

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

AIG FOCUSED GROWTH FUND

Class A
10/31/16	$26.85	$(0.25)	$0.43	$0.18	$—	$(3.27)	$(3.27)	$23.76	0.75%	$369,683	1.68%		(1.07)%		29%
10/31/17	23.76	(0.25)	8.52	8.27	—	(0.39)	(0.39)	31.64	35.38	456,940	1.66		(0.93)		66
10/31/18	31.64	(0.33)	1.93	1.60	—	(2.61)	(2.61)	30.63	5.41	493,051	1.65		(1.03)		94
10/31/19	30.63	(0.13)	0.94	0.81	—	(5.96)	(5.96)	25.48	3.95	445,683	1.16	(4)	(0.50	)(4)	92
10/31/20	25.48	(0.15)	8.28	8.13	—	(2.59)	(2.59)	31.02	35.20	539,061	1.13	(4)	(0.56	)(4)	53
04/30/21#	31.02	(0.15)	7.85	7.70	—	(3.26)	(3.26)	35.46	25.76	641,975	1.13	@(4)	(0.88	)@(4)	24

Class C
10/31/16	$26.15	$(0.39)	$0.41	$0.02	$—	$(3.27)	$(3.27)	$22.90	0.09%	$81,943	2.33%		(1.72)%		29%
10/31/17	22.90	(0.41)	8.17	7.76	—	(0.39)	(0.39)	30.27	34.47	90,491	2.32		(1.59)		66
10/31/18	30.27	(0.52)	1.86	1.34	—	(2.61)	(2.61)	29.00	4.74	68,173	2.31		(1.70)		94
10/31/19	29.00	(0.28)	0.86	0.58	—	(5.96)	(5.96)	23.62	3.25	52,219	1.81	(4)	(1.15	)(4)	92
10/31/20	23.62	(0.30)	7.60	7.30	—	(2.59)	(2.59)	28.33	34.37	48,423	1.78	(4)	(1.20	)(4)	53
04/30/21#	28.33	(0.24)	7.13	6.89	—	(3.26)	(3.26)	31.96	25.31	53,862	1.78	@(4)	(1.53	)@(4)	24

Class W
10/31/16	$27.05	$(0.21)	$0.43	$0.22	$—	$(3.27)	$(3.27)	$24.00	0.91%	$30,065	1.51%		(0.86)%		29%
10/31/17	24.00	(0.20)	8.62	8.42	—	(0.39)	(0.39)	32.03	35.65	45,470	1.48		(0.75)		66
10/31/18	32.03	(0.27)	1.96	1.69	—	(2.61)	(2.61)	31.11	5.64	76,957	1.45		(0.83)		94
10/31/19	31.11	(0.08)	0.96	0.88	—	(5.96)	(5.96)	26.03	4.14	47,508	0.97	(4)	(0.30	)(4)	92
10/31/20	26.03	(0.09)	8.48	8.39	—	(2.59)	(2.59)	31.83	35.48	41,031	0.93	(4)	(0.33	)(4)	53
04/30/21#	31.83	(0.12)	8.06	7.94	—	(3.26)	(3.26)	36.51	25.86	47,270	0.93	@(4)	(0.68	)@(4)	24

@	annualized
#	unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)

Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	4/30/21@#
Focused Growth Fund Class A	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Focused Growth Fund Class C	0.00	0.00	0.00	0.00	0.00	0.00
Focused Growth Fund Class W	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/19	10/31/20	4/30/21@#
Focused Growth Fund Class A	0.51%	0.53%	0.52%
Focused Growth Fund Class C	0.52	0.54	0.54
Focused Growth Fund Class W	0.51	0.54	0.55

See Notes to Financial Statements

16

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of Capital	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

AIG INCOME EXPLORER FUND

Class A
10/31/16	$13.92	$0.62	$0.60	$1.22	$(0.64)	$—	$—	$(0.64)	$14.50	9.10%	$22,195	1.72%		4.42%		54%
10/31/17	14.50	0.65	1.23	1.88	(0.57)	—	—	(0.57)	15.81	13.21 (4)	31,625	1.72		4.30		49
10/31/18	15.81	0.57	(1.08)	(0.51)	(0.68)	—	(0.01)	(0.69)	14.61	(3.42)	44,413	1.72		3.77		51
10/31/19	14.61	0.67	1.16	1.83	(0.70)	—	(0.15)	(0.85)	15.59	13.02	35,512	1.72		4.45		31
10/31/20	15.59	0.49	(2.06)	(1.57)	(0.48)	(0.03)	—	(0.51)	13.51	(10.14)	30,766	1.25		3.39		138
04/30/21#	13.51	0.29	2.63	2.92	(0.26)	—	—	(0.26)	16.17	21.74	32,440	0.99	@	3.78	@	39

Class C
10/31/16	$13.90	$0.52	$0.61	$1.13	$(0.55)	$—	$—	$(0.55)	$14.48	8.42%	$3,307	2.37%		3.75%		54%
10/31/17	14.48	0.55	1.22	1.77	(0.47)	—	—	(0.47)	15.78	12.43 (4)	4,954	2.37		3.65		49
10/31/18	15.78	0.50	(1.11)	(0.61)	(0.58)	—	(0.01)	(0.59)	14.58	(4.07)	4,360	2.37		3.17		51
10/31/19	14.58	0.57	1.17	1.74	(0.61)	—	(0.15)	(0.76)	15.56	12.31	3,595	2.37		3.82		31
10/31/20	15.56	0.39	(2.03)	(1.64)	(0.40)	(0.02)	—	(0.42)	13.50	(10.59)	2,402	1.93		2.68		138
04/30/21#	13.50	0.24	2.62	2.86	(0.21)	—	—	(0.21)	16.15	21.29	2,476	1.64	@	3.13	@	39

Class W
10/31/16	$13.91	$0.63	$0.63	$1.26	$(0.67)	$—	$—	$(0.67)	$14.50	9.38%	$505	1.52%		4.65%		54%
10/31/17	14.50	0.54	1.37	1.91	(0.60)	—	—	(0.60)	15.81	13.44 (4)	7,927	1.52		3.95		49
10/31/18	15.81	0.61	(1.09)	(0.48)	(0.71)	—	(0.01)	(0.72)	14.61	(3.24)	6,220	1.52		3.94		51
10/31/19	14.61	0.72	1.14	1.86	(0.73)	—	(0.15)	(0.88)	15.59	13.24	4,366	1.52		4.73		31
10/31/20	15.59	0.51	(2.06)	(1.55)	(0.51)	(0.03)	—	(0.54)	13.50	(10.03)	2,199	1.12		3.43		138
04/30/21#	13.50	0.31	2.61	2.92	(0.27)	—	—	(0.27)	16.15	21.80	1,681	0.79	@	4.01	@	39

@	annualized
#	unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	4/30/21@#
Income Explorer Fund Class A	0.52%	0.40%	0.26%	0.41%	1.07%	1.08%
Income Explorer Fund Class C	0.97	0.56	0.52	0.73	1.49	1.58
Income Explorer Fund Class W	4.00	0.71	0.46	0.59	1.42	1.85
(4)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

17

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)	Portfolio Turnover

AIG SMALL-CAP QUALITY FUND**

Class A
10/31/16	$16.42	$(0.10)	$0.75	$0.65	$—	$(1.32)	$(1.32)	$15.75	4.61%	$42,739	1.72%		(0.66)%	67%
10/31/17	15.75	(0.14)	5.22	5.08	—	(0.52)	(0.52)	20.31	32.76	48,384	1.72		(0.79)	65
10/31/18	20.31	(0.19)	0.92	0.73	—	(2.00)	(2.00)	19.04	4.05	50,471	1.73		(0.97)	63
10/31/19	19.04	(0.07)	(0.75)	(0.82)	—	(1.80)	(1.80)	16.42	(4.07)	37,069	1.28		(0.43)	63
10/31/20	16.42	(0.06)	(0.84)	(0.90)	—	(0.38)	(0.38)	15.14	(5.68)	31,579	1.25		(0.40)	68
04/30/21#	15.14	0.04	6.66	6.70	—	—	—	21.84	44.25	37,553	1.25	@	0.39 @	111

Class C
10/31/16	$16.24	$(0.19)	$0.72	$0.53	$—	$(1.32)	$(1.32)	$15.45	3.87%	$811	2.37%		(1.33)%	67%
10/31/17	15.45	(0.26)	5.11	4.85	—	(0.52)	(0.52)	19.78	31.89	1,944	2.37		(1.48)	65
10/31/18	19.78	(0.31)	0.89	0.58	—	(2.00)	(2.00)	18.36	3.34	3,099	2.38		(1.64)	63
10/31/19	18.36	(0.17)	(0.72)	(0.89)	—	(1.80)	(1.80)	15.67	(4.66)	2,551	1.92		(1.08)	63
10/31/20	15.67	(0.15)	(0.80)	(0.95)	—	(0.38)	(0.38)	14.34	(6.29)	1,571	1.90		(1.02)	68
04/30/21#	14.34	(0.02)	6.30	6.28	—	—	—	20.62	43.79	1,674	1.90	@	(0.25)@	111

Class W
10/31/16	$16.48	$(0.07)	$0.75	$0.68	$—	$(1.32)	$(1.32)	$15.84	4.79%	$341	1.52%		(0.47)%	67%
10/31/17	15.84	(0.12)	5.26	5.14	—	(0.52)	(0.52)	20.46	32.96	8,230	1.52		(0.70)	65
10/31/18	20.46	(0.16)	0.94	0.78	—	(2.00)	(2.00)	19.24	4.29	16,806	1.53		(0.81)	63
10/31/19	19.24	(0.04)	(0.76)	(0.80)	—	(1.80)	(1.80)	16.64	(3.90)	5,918	1.11		(0.23)	63
10/31/20	16.64	(0.01)	(0.87)	(0.88)	—	(0.38)	(0.38)	15.38	(5.48)	1,927	1.05		(0.05)	68
04/30/21#	15.38	0.06	6.77	6.83	—	—	—	22.21	44.41	1,868	1.05	@	0.56 @	111

@	annualized
#	unaudited
**	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	4/30/21@#
Small-Cap Quality Fund Class A	0.26%	0.29%	0.22%	0.82%	1.12%	1.16%
Small-Cap Quality Fund Class C	2.27	0.96	0.75	1.16	1.67	2.11
Small-Cap Quality Fund Class W	5.01	0.50	0.36	1.01	1.45	2.06

See Notes to Financial Statements

18

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO PROFILE — April 30, 2021@ — (unaudited)

Industry Allocation*

U.S. Government Treasuries	68.0%
Repurchase Agreements	24.0
United States Treasury Notes	1.5
Investment Companies	0.9
Exchange-Traded Funds	0.3
Federal Farm Credit Bank	0.2
Options Purchased	0.1

95.0%

*	Calculated as a percentage of net assets

Credit Quality†**

Aaa	100.0%

@	Consolidated (see Note 2)
†	Source: Moody’s
**	Calculated as a percentage of total debt issues, excluding short-term securities.

19

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021@ — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Farm Credit Bank FRS — 0.2%
0.11% (SOFR+ 0.10%) due 05/07/2021 (cost $50,000)	$50,000	$50,001

U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Notes FRS — 1.5%
0.13% (3 UTBMM+ 0.11%) due 04/30/2022 (cost $425,425)	425,000	425,427

COMMON STOCKS — 0.9%
Investment Companies — 0.9%
Uranium Participation Corp.†(1) (cost $205,128)	59,549	260,162

EXCHANGE-TRADED FUNDS — 0.3%
SPDR Gold Shares†(1) (cost $71,414)	452	74,878

OPTIONS — PURCHASED†(1)(3) — 0.1%
Exchange Traded Call Options	12	26,750
Exchange Traded Put Options	48,562	14,923

Total Options — Purchased
(cost $130,442)		41,673

Total Long-Term Investment Securities
(cost $882,409)		852,141

SHORT-TERM INVESTMENT SECURITIES — 68.0%
U.S. Government Treasuries — 68.0%
United States Cash Management Bills
0.02%-0.03% due 08/17/2021	875,000	874,970
0.03% due 07/27/2021	225,000	224,992
0.03% due 08/03/2021	200,000	199,996
0.03% due 08/24/2021	500,000	499,961
0.03% due 08/31/2021	675,000	674,911
0.04% due 07/20/2021	450,000	449,992
0.05%-0.08% due 07/06/2021	775,000	774,989
United States Treasury Bills
0.00%-0.09% due 05/25/2021	750,000	749,998
0.01%-0.09% due 06/08/2021	521,100	521,095
0.01%-0.09% due 06/29/2021	688,300	688,284
0.02% due 05/20/2021	200,000	199,999
0.02%-0.05% due 06/01/2021	510,200	510,196
0.02% due 06/22/2021	425,000	424,994
0.02%-0.09% due 06/24/2021	675,000	674,990
0.02%-0.10% due 07/01/2021	850,000	849,979
0.02% due 07/08/2021	200,000	199,994
0.02% due 07/29/2021	450,000	449,984
0.03%-0.09% due 05/27/2021	1,212,300	1,212,296
0.03%-0.09% due 06/17/2021	1,700,000	1,699,979
0.04%-0.09% due 05/04/2021	850,000	850,000
0.04% due 05/11/2021	650,000	649,999
0.04%-0.06% due 06/03/2021	515,900	515,898
0.04%-0.09% due 06/10/2021	1,075,000	1,074,989
0.04% due 10/07/2021	200,000	199,982
0.04% due 10/14/2021	900,000	899,908
0.04% due 10/21/2021	425,000	424,954
0.05% due 08/12/2021	200,000	199,993
0.06% due 08/19/2021	225,000	224,990
0.06% due 09/02/2021	225,000	224,988

U.S. Government Treasuries (continued)
0.07% due 08/05/2021	$200,000	$199,990
0.08%-0.09% due 05/18/2021	575,000	574,998
0.09% due 05/06/2021	200,000	200,000
0.09% due 05/13/2021	300,000	300,000
0.09% due 06/15/2021	300,000	299,997
0.09% due 07/15/2021	250,000	249,994
0.10% due 07/22/2021	325,000	324,989

Total Short-Term Investment Securities
(cost $19,296,295)		19,297,268

REPURCHASE AGREEMENTS — 24.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)	735,000	735,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	850,000	850,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	525,000	525,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	605,000	605,000
BNP Paribas SA Joint Repurchase Agreement(2)	455,000	455,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	525,000	525,000
Deutsche Bank AG Joint Repurchase Agreement(2)	725,000	725,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	830,000	830,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	725,000	725,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	830,000	830,000

Total Repurchase Agreements
(cost $6,805,000)		6,805,000

TOTAL INVESTMENTS
(cost $26,983,704)(4)	95.0%	26,954,409
Other assets less liabilities	5.0	1,396,111

NET ASSETS	100.0%	$28,350,520

@	Consolidated (see Note 2)
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	Options — Purchased

20

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021@ — (unaudited) (continued)

Exchange Traded Call Options(a)
Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Brent Crude Oil	August 2021	$72	6	$3,977	$9,193	$7,860	$(1,333)
Gold	August 2021	1,800	2	3,540	5,880	6,540	660
Silver	December 2021	35	4	5,189	15,800	12,350	(3,450)

					$30,873	$26,750	$(4,123)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Exchange Traded Put Options(a)
Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Brent Crude Oil	August 2021	$62	6	$3,977	$16,500	$12,360	$(4,140)
Commodity Index	May 2021	70	17,732	16,023	25,641	0	(25,641)
Commodity Index	June 2021	73	17,762	16,050	31,736	7	(31,729)
Commodity Index	August 2021	79	13,062	11,803	25,692	2,556	(23,136)

					$99,569	$14,923	$(84,646)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(4)	See Note 6 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates on FRS are the current interest rates as of April 30, 2021 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

SOFR — Secured Overnight Financing Rate

3 UTBMM — US Treasury 3 Month Bill Money Market Yield

Exchange Traded Written Call Options(a)
Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Brent Crude Oil	August 2021	$77	6	$3,977	$3,253	$2,940	$313
Gold	August 2021	2,000	2	3,540	1,100	830	270
Nickel	December 2021	20,000	4	4,248	10,560	20,718	(10,158)
Silver	December 2021	55	4	5,189	3,400	3,080	320

					$18,313	$27,568	$(9,255)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Exchange Traded Written Put Options(a)
Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Brent Crude Oil	August 2021	$54.50	6	$3,977	$5,390	$4,260	$1,130
Commodity Index	May 2021	63	17,732	16,023	1,962	0	1,962
Commodity Index	June 2021	65	17,762	16,050	4,095	0	4,095
Commodity Index	August 2021	71	13,062	11,803	5,467	89	5,378

					$16,914	$4,349	$12,565

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

21

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021@ — (unaudited) (continued)

Futures Contracts(a)
Number of Contracts	Type	Description	Expiration Month	Notional Basis**	Notional Value**	Unrealized Appreciation
2	Long	ICE Emission Futures	December 2021	$90,193	$117,436	$27,243
18	Long	Aluminum Futures	June 2021	964,406	1,075,275	110,869
32	Long	Brent Crude Futures	July 2021	2,043,160	2,136,320	93,160
7	Long	Coffee Futures	July 2021	345,412	371,306	25,894
6	Long	Copper Futures	June 2021	1,290,049	1,474,312	184,263
1	Short	Copper Futures	June 2021	246,058	245,719	339
4	Long	Corn Futures	December 2021	111,000	112,750	1,750
49	Long	Corn Futures	July 2021	1,350,038	1,649,463	299,425
4	Long	Cotton Futures	July 2021	165,550	176,160	10,610
12	Long	Gasoline Futures	June 2021	1,012,414	1,046,455	34,041
10	Long	Gold Futures	June 2021	1,680,660	1,767,700	87,040
2	Long	Lean Hogs Futures	June 2021	76,743	87,780	11,037
12	Long	Low Sulfur Gasoline Futures	June 2021	614,325	642,000	27,675
45	Long	Natural Gas Futures	June 2021	1,194,110	1,318,950	124,840
2	Long	Natural Gas Futures	July 2021	51,050	59,560	8,510
2	Long	Natural Gas Futures	August 2021	50,500	59,780	9,280
2	Long	Natural Gas Futures	September 2021	50,500	59,440	8,940
2	Long	Natural Gas Futures	October 2021	51,050	59,740	8,690
5	Long	NY Harbor ULSD Futures	June 2021	383,928	403,704	19,776
6	Long	Platinum Futures	July 2021	354,275	361,560	7,285
6	Long	Silver Futures	July 2021	762,290	776,190	13,900
18	Long	Soybean Futures	July 2021	1,261,235	1,380,825	119,590
18	Long	Soybean Meal Futures	July 2021	730,210	766,980	36,770
25	Long	Soybean Oil Futures	July 2021	769,032	935,850	166,818
33	Long	Sugar Futures	July 2021	570,315	627,581	57,266
5	Long	Wheat Futures	July 2021	156,663	183,688	27,025
7	Long	Wheat Futures	July 2021	208,163	246,225	38,062
23	Long	WTI Crude Futures	June 2021	1,393,250	1,462,340	69,090
7	Long	Zinc Futures	June 2021	472,264	511,350	39,086
4	Long	Zinc Futures	December 2021	274,075	294,275	20,200

						$1,688,474

						Unrealized (Depreciation)
16	Short	Brent Crude Oil Futures	December 2024	$905,150	$925,760	$(20,610)
20	Short	Corn Futures	December 2022	415,137	494,750	(79,613)
4	Short	Gasoline Futures	June 2022	319,213	326,172	(6,959)
9	Long	Live Cattle Futures	June 2021	434,107	419,670	(14,437)
6	Long	Natural Gas Futures	March 2022	180,180	178,800	(1,380)
2	Short	Natural Gas Futures	April 2023	46,440	48,380	(1,940)
2	Short	Natural Gas Futures	May 2023	46,550	47,780	(1,230)
5	Short	Natural Gas Futures	June 2023	116,796	121,350	(4,554)
5	Short	Natural Gas Futures	July 2023	117,445	123,400	(5,955)
4	Short	Natural Gas Futures	August 2023	94,640	99,120	(4,480)
2	Short	Natural Gas Futures	September 2023	46,400	49,360	(2,960)
2	Short	Natural Gas Futures	October 2023	46,550	50,040	(3,490)
5	Long	Nickel Futures	June 2021	546,521	529,875	(16,646)
1	Short	Nickel Futures	June 2021	99,439	105,975	(6,536)
2	Short	Wheat Futures	December 2021	62,350	71,325	(8,975)
3	Short	Zinc Futures	June 2021	208,301	219,150	(10,849)

						$(190,614)

Net Unrealized Appreciation (Depreciation)						$1,497,860

**	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD — Ultra Low Sulfur Diesel Futures

22

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021@ — (unaudited) (continued)

Over the Counter Total Return Swap Contracts(a)
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
JPMorgan	3	05/31/2021	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	$—	$(391)
JPMorgan	102	09/30/2021	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	(15,646)
JPMorgan	1	10/29/2021	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—

					$—	$(16,037)

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2021 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Government Agencies	$—	$50,001	$—	$50,001

U.S. Government Treasuries	—	425,427	—	425,427

Common Stocks	260,162	—	—	260,162

Exchange-Traded Funds	74,878	—	—	74,878

Options — Purchased	26,750	14,923	—	41,673

Short-Term Investment Securities	—	19,297,268	—	19,297,268

Repurchase Agreements	—	6,805,000	—	6,805,000

Total Investments at Value	$361,790	$26,592,619	$—	$26,954,409

Other Financial Instruments:†

Exchange Traded Written Call Options	$903	$—	$—	$903

Exchange Traded Written Put Options	—	12,565	—	12,565

Futures Contracts	1,688,474	—	—	1,688,474

	$1,689,377	$12,565	$—	$1,701,942

LIABILITIES:
Other Financial Instruments:†

Exchange Traded Written Call Options	$—	$10,158	$—	$10,158

Futures Contracts	190,614	—	—	190,614

Over the Counter Total Return Swap Contracts	—	16,037	—	16,037

	$190,614	$26,195	$—	$216,809

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
@	Consolidated (see Note 2)

See	Notes to Financial Statements

23

SunAmerica Specialty Series — AIG ESG Dividend Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*

Food-Misc./Diversified	9.6%
Computers	5.9
Commercial Services-Finance	5.2
Investment Management/Advisor Services	5.0
Consumer Products-Misc.	4.1
Apparel Manufacturers	3.0
Advertising Agencies	2.9
Electronic Components-Misc.	2.7
Insurance-Property/Casualty	2.6
Retail-Building Products	2.6
Real Estate Investment Trusts	2.6
Paper & Related Products	2.6
Banks-Super Regional	2.6
Electric-Integrated	2.5
Finance-Credit Card	2.5
Food-Confectionery	2.5
Distribution/Wholesale	2.5
Transport-Services	2.5
Networking Products	2.5
Home Decoration Products	2.4
Chemicals-Specialty	2.4
Electric-Distribution	2.4
Auto-Heavy Duty Trucks	2.4
Containers-Paper/Plastic	2.4
Office Automation & Equipment	2.3
Telephone-Integrated	2.3
Toys	2.3
Beverages-Non-alcoholic	2.3
Electronic Components-Semiconductors	2.3
Cosmetics & Toiletries	2.3
Internet Security	2.2
Medical-Biomedical/Gene	2.2
Oil-Field Services	2.2

98.8%

*	Calculated as a percentage of net assets

24

SunAmerica Specialty Series — AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.8%
Advertising Agencies — 2.9%
Omnicom Group, Inc.	16,855	$1,386,492

Apparel Manufacturers — 3.0%
Hanesbrands, Inc.	69,606	1,465,902

Auto-Heavy Duty Trucks — 2.4%
Cummins, Inc.	4,531	1,141,993

Banks-Super Regional — 2.6%
Huntington Bancshares, Inc.	80,428	1,232,157

Beverages-Non-alcoholic — 2.3%
PepsiCo, Inc.	7,743	1,116,231

Chemicals-Specialty — 2.4%
International Flavors & Fragrances, Inc.	8,202	1,166,078

Commercial Services-Finance — 5.2%
Automatic Data Processing, Inc.	6,385	1,193,931
H&R Block, Inc.	58,540	1,303,101

		2,497,032

Computers — 5.9%
Hewlett Packard Enterprise Co.	85,280	1,366,186
HP, Inc.	43,373	1,479,453

		2,845,639

Consumer Products-Misc. — 4.1%
Clorox Co.	5,019	915,968
Kimberly-Clark Corp.	7,939	1,058,427

		1,974,395

Containers-Paper/Plastic — 2.4%
Amcor PLC	97,156	1,141,583

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	13,505	1,089,853

Distribution/Wholesale — 2.5%
Fastenal Co.	22,879	1,196,114

Electric-Distribution — 2.4%
Consolidated Edison, Inc.	14,929	1,155,654

Electric-Integrated — 2.5%
Alliant Energy Corp.	21,594	1,212,935

Electronic Components-Misc. — 2.7%
Hubbell, Inc.	6,703	1,287,043

Electronic Components-Semiconductors — 2.3%
Texas Instruments, Inc.	6,167	1,113,205

Finance-Credit Card — 2.5%
Western Union Co.	46,871	1,207,397

Food-Confectionery — 2.5%
J.M. Smucker Co.	9,180	1,202,488

Food-Misc./Diversified — 9.6%
Campbell Soup Co.	22,037	1,052,267
General Mills, Inc.	18,376	1,118,363
Ingredion, Inc.	14,274	1,333,334
Kellogg Co.	17,943	1,120,002

		4,623,966

Home Decoration Products — 2.4%
Newell Brands, Inc.	43,452	1,171,466

Insurance-Property/Casualty — 2.6%
First American Financial Corp.	19,835	$1,279,357

Internet Security — 2.2%
NortonLifeLock, Inc.	49,554	1,070,862

Investment Management/Advisor Services — 5.0%
BlackRock, Inc.	1,489	1,219,938
T. Rowe Price Group, Inc.	6,778	1,214,617

		2,434,555

Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	4,392	1,052,499

Networking Products — 2.5%
Cisco Systems, Inc.	23,369	1,189,716

Office Automation & Equipment — 2.3%
Xerox Holdings Corp.	46,562	1,124,007

Oil-Field Services — 2.2%
Baker Hughes Co.	52,200	1,048,176

Paper & Related Products — 2.6%
International Paper Co.	21,275	1,233,950

Real Estate Investment Trusts — 2.6%
Iron Mountain, Inc.	31,713	1,272,326

Retail-Building Products — 2.6%
Home Depot, Inc.	3,933	1,272,994

Telephone-Integrated — 2.3%
Verizon Communications, Inc.	19,429	1,122,802

Toys — 2.3%
Hasbro, Inc.	11,279	1,121,697

Transport-Services — 2.5%
C.H. Robinson Worldwide, Inc.	12,283	1,192,434

TOTAL INVESTMENTS
(cost $39,966,517)(1)	98.8%	47,642,998
Other assets less liabilities	1.2	564,661

NET ASSETS	100.0%	$48,207,659

(1)	See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2021 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$47,642,998	$—	$—	$47,642,998

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

25

SunAmerica Specialty Series — AIG Focused Alpha Large-Cap Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*

Applications Software	10.1%
Internet Content-Entertainment	6.7
E-Commerce/Products	6.0
Multimedia	6.0
Medical-HMO	5.6
Cosmetics & Toiletries	5.5
Commercial Services-Finance	5.3
Networking Products	5.4
Medical-Drugs	5.3
Finance-Credit Card	5.3
Retail-Discount	5.1
Diagnostic Equipment	5.0
Enterprise Software/Service	5.0
Aerospace/Defense	5.0
Auto-Cars/Light Trucks	4.9
Banks-Super Regional	3.6
Semiconductor Components-Integrated Circuits	3.2
Retail-Restaurants	2.7
Oil Refining & Marketing	2.3
Registered Investment Companies	0.3

98.3%

*	Calculated as a percentage of net assets

26

SunAmerica Specialty Series — AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.3%
Aerospace/Defense — 5.0%
BAE Systems PLC ADR	1,343,404	$37,816,823

Applications Software — 10.1%
Microsoft Corp.	178,230	44,946,041
ServiceNow, Inc.†	63,350	32,078,540

		77,024,581

Auto-Cars/Light Trucks — 4.9%
General Motors Co.†	656,361	37,556,976

Banks-Super Regional — 3.6%
Wells Fargo & Co.	611,347	27,541,182

Commercial Services-Finance — 5.3%
PayPal Holdings, Inc.†	156,479	41,042,877

Cosmetics & Toiletries — 5.5%
Unilever PLC ADR	715,273	42,000,831

Diagnostic Equipment — 5.0%
Danaher Corp.	151,563	38,487,908

E-Commerce/Products — 6.0%
Amazon.com, Inc.†	13,178	45,693,661

Enterprise Software/Service — 5.0%
SS&C Technologies Holdings, Inc.	516,612	38,342,943

Finance-Credit Card — 5.3%
Visa, Inc., Class A	172,239	40,228,141

Internet Content-Entertainment — 6.7%
Facebook, Inc., Class A†	156,307	50,812,280

Medical-Drugs — 5.3%
Sanofi ADR	772,325	40,446,660

Medical-HMO — 5.6%
Anthem, Inc.	112,556	42,702,621

Multimedia — 6.0%
Walt Disney Co.†	244,263	$45,437,803

Networking Products — 5.4%
Cisco Systems, Inc.	804,251	40,944,418

Oil Refining & Marketing — 2.3%
Marathon Petroleum Corp.	316,049	17,588,127

Retail-Discount — 5.1%
Dollar Tree, Inc.†	338,179	38,856,767

Retail-Restaurants — 2.7%
Starbucks Corp.	180,130	20,623,084

Semiconductor Components-Integrated Circuits — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	210,152	24,533,144

Total Long-Term Investment Securities
(cost $531,405,728)		747,680,827

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.06%(1) (cost $2,007,454)	2,007,020	2,007,421

TOTAL INVESTMENTS
(cost $533,413,182)(2)	98.3%	749,688,248
Other assets less liabilities	1.7	13,158,662

NET ASSETS	100.0%	$762,846,910

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2021.
(2)	See Note 6 for cost of investments on a tax basis.

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2021 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$747,680,827	$—	$—	$747,680,827

Short-Term Investment Securities	2,007,421	—	—	2,007,421

Total Investments at Value	$749,688,248	$—	$—	$749,688,248

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

27

SunAmerica Specialty Series — AIG Focused Growth Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*

Auto-Cars/Light Trucks	12.6%
Applications Software	11.5
Multimedia	8.5
Internet Content-Entertainment	6.9
E-Commerce/Products	6.5
Commercial Services-Finance	6.0
Finance-Credit Card	5.9
Diagnostic Equipment	5.8
Resorts/Theme Parks	4.3
Semiconductor Components-Integrated Circuits	3.6
Hotels/Motels	3.4
Retail-Restaurants	3.0
Diagnostic Kits	2.5
Racetracks	2.1
Enterprise Software/Service	2.1
Finance-Investment Banker/Broker	1.9
E-Commerce/Services	1.7
Insurance-Property/Casualty	1.5
Professional Sports	1.4
Commercial Services	1.4
Schools	0.9
Satellite Telecom	0.8
Real Estate Investment Trusts	0.5
Consulting Services	0.5

95.3%

*	Calculated as a percentage of net assets

28

SunAmerica Specialty Series — AIG Focused Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 95.3%
Applications Software — 11.5%
Microsoft Corp.	189,290	$47,735,152
ServiceNow, Inc.†	75,198	38,078,011

		85,813,163

Auto-Cars/Light Trucks — 12.6%
Tesla, Inc.†	132,000	93,646,080

Commercial Services — 1.4%
CoStar Group, Inc.†	12,000	10,253,160

Commercial Services-Finance — 6.0%
PayPal Holdings, Inc.†	169,984	44,585,103

Consulting Services — 0.5%
Gartner, Inc.†	18,000	3,525,840

Diagnostic Equipment — 5.8%
Danaher Corp.	151,610	38,499,843
Neogen Corp.†	50,500	4,848,505

		43,348,348

Diagnostic Kits — 2.5%
IDEXX Laboratories, Inc.†	33,500	18,391,165

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	13,935	48,318,498

E-Commerce/Services — 1.7%
Zillow Group, Inc., Class A†	92,825	12,378,214

Enterprise Software/Service — 2.1%
Guidewire Software, Inc.†	70,000	7,385,700
Pegasystems, Inc.	62,500	7,933,750

		15,319,450

Finance-Credit Card — 5.9%
Visa, Inc., Class A	186,592	43,580,428

Finance-Investment Banker/Broker — 1.9%
Charles Schwab Corp.	201,000	14,150,400

Hotels/Motels — 3.4%
Hyatt Hotels Corp., Class A†	309,000	25,439,970

Insurance-Property/Casualty — 1.5%
Arch Capital Group, Ltd.†	217,000	8,617,070
Kinsale Capital Group, Inc.	15,000	2,610,150

		11,227,220

Internet Content-Entertainment — 6.9%
Facebook, Inc., Class A†	157,437	$51,179,620

Multimedia — 8.5%
FactSet Research Systems, Inc.	40,000	13,448,800
Walt Disney Co.†	266,250	49,527,825

		62,976,625

Professional Sports — 1.4%
Manchester United PLC, Class A	595,397	10,556,389

Racetracks — 2.1%
Penn National Gaming, Inc.†	175,000	15,596,000

Real Estate Investment Trusts — 0.5%
American Homes 4 Rent, Class A	100,000	3,704,000

Resorts/Theme Parks — 4.3%
Marriott Vacations Worldwide Corp.†	33,850	6,012,775
Vail Resorts, Inc.†	81,000	26,337,960

		32,350,735

Retail-Restaurants — 3.0%
Starbucks Corp.	194,769	22,299,103

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	166,500	6,325,335

Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	48,500	7,024,255

Semiconductor Components-Integrated Circuits — 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	227,230	26,526,830

TOTAL INVESTMENTS
(cost $377,324,568)(1)	95.3%	708,515,931
Other assets less liabilities	4.7	34,590,989

NET ASSETS	100.0%	$743,106,920

†	Non-income producing security
(1)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2021 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$708,515,931	$—	$—	$708,515,931

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

29

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	21.0%
Banks-Super Regional	4.9
Medical-Drugs	4.4
Banks-Commercial	4.0
Diversified Banking Institutions	3.6
Insurance-Multi-line	3.4
Food-Misc./Diversified	3.0
Insurance-Reinsurance	3.0
Beverages-Non-alcoholic	2.4
Pipelines	2.4
Computers	2.4
Banks-Fiduciary	2.3
Computers-Memory Devices	2.2
Advertising Agencies	2.1
Metal-Diversified	1.8
Insurance-Life/Health	1.7
Semiconductor Equipment	1.7
Insurance-Property/Casualty	1.6
Private Equity	1.3
Electric-Integrated	1.3
Electronic Components-Misc.	1.0
Diversified Minerals	1.0
Home Decoration Products	1.0
Networking Products	0.9
Appliances	0.9
Food-Meat Products	0.9
Aerospace/Defense	0.9
Finance-Credit Card	0.9
Electronic Components-Semiconductors	0.8
Computer Services	0.8
Power Converter/Supply Equipment	0.8
Retail-Restaurants	0.8
Telecommunication Equipment	0.8
Human Resources	0.8
Diversified Manufacturing Operations	0.8
Pharmacy Services	0.8
Food-Dairy Products	0.8
Telecom Services	0.8
Food-Confectionery	0.8
Closed-End Funds	0.8
Finance-Investment Banker/Broker	0.8
Investment Management/Advisor Services	0.7
Medical-Wholesale Drug Distribution	0.7
Electric-Generation	0.7
Cellular Telecom	0.7
Medical-Biomedical/Gene	0.7
Brewery	0.7
Containers-Paper/Plastic	0.7
Food-Retail	0.7
Finance-Leasing Companies	0.7
Real Estate Operations & Development	0.7
Disposable Medical Products	0.6
Cosmetics & Toiletries	0.6
Gas-Distribution	0.6
Electric-Transmission	0.6
Investment Companies	0.6
Office Automation & Equipment	0.5
Repurchase Agreements	0.5
Telephone-Integrated	0.3

99.7%

*	Calculated as a percentage of net assets

30

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 62.9%
Advertising Agencies — 2.1%
Interpublic Group of Cos., Inc.	12,294	$390,335
Omnicom Group, Inc.	4,462	367,044

		757,379

Aerospace/Defense — 0.9%
General Dynamics Corp.	1,699	323,201

Appliances — 0.9%
Whirlpool Corp.	1,380	326,301

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	4,766	257,269
Coca-Cola European Partners PLC	6,354	361,034
PepsiCo, Inc.	1,775	255,884

		874,187

Brewery — 0.7%
AMBEV SA	92,300	253,857

Cellular Telecom — 0.7%
Orange SA	21,661	269,963

Computer Services — 0.8%
International Business Machines Corp.	2,180	309,298

Computers — 2.4%
Hewlett Packard Enterprise Co.	25,666	411,169
HP, Inc.	13,190	449,911

		861,080

Computers-Memory Devices — 2.2%
NetApp, Inc.	5,184	387,193
Seagate Technology PLC	4,675	434,027

		821,220

Containers-Paper/Plastic — 0.7%
Amcor PLC	21,405	251,509

Cosmetics & Toiletries — 0.6%
Unilever PLC	4,046	237,235

Disposable Medical Products — 0.6%
Top Glove Corp. Bhd	172,800	238,550

Diversified Manufacturing Operations — 0.8%
3M Co.	1,507	297,090

Diversified Minerals — 1.0%
BHP Group PLC	11,628	351,301

Electronic Components-Misc. — 1.0%
Hon Hai Precision Industry Co., Ltd.	88,000	368,358

Electronic Components-Semiconductors — 0.8%
Broadcom, Inc.	680	310,216

Finance-Credit Card — 0.9%
Western Union Co.	12,142	312,778

Food-Confectionery — 0.8%
J.M. Smucker Co.	2,131	279,140

Food-Dairy Products — 0.8%
Danone SA	3,976	280,209

Food-Meat Products — 0.9%
Tyson Foods, Inc., Class A	4,179	323,664

Food-Misc./Diversified — 3.0%
Conagra Brands, Inc.	7,190	$266,677
General Mills, Inc.	4,264	259,507
Kellogg Co.	3,892	242,939
Kraft Heinz Co.	8,147	336,389

		1,105,512

Food-Retail — 0.7%
Koninklijke Ahold Delhaize NV	9,332	251,179

Home Decoration Products — 1.0%
Newell Brands, Inc.	12,982	349,995

Human Resources — 0.8%
Adecco Group AG	4,431	299,976

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	1,061	254,258

Medical-Drugs — 4.4%
AbbVie, Inc.	2,602	290,123
Johnson & Johnson	1,727	281,035
Novartis AG	2,975	254,120
Pfizer, Inc.	6,632	256,327
Sanofi	2,486	260,683
Takeda Pharmaceutical Co., Ltd.	7,600	254,188

		1,596,476

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	4,542	274,064

Metal-Diversified — 1.8%
MMC Norilsk Nickel PJSC ADR†	9,504	322,310
Rio Tinto, Ltd.	3,619	338,421

		660,731

Networking Products — 0.9%
Cisco Systems, Inc.	6,493	330,559

Pharmacy Services — 0.8%
CVS Health Corp.	3,673	280,617

Power Converter/Supply Equipment — 0.8%
ABB, Ltd.	9,421	305,831

Real Estate Investment Trusts — 20.5%
Agree Realty Corp.	1,628	114,546
Alexandria Real Estate Equities, Inc.	666	120,613
American Homes 4 Rent, Class A	3,604	133,492
American Tower Corp.	450	114,647
Americold Realty Trust	2,948	119,070
Armada Hoffler Properties, Inc.	10,471	142,720
AvalonBay Communities, Inc.	636	122,112
Boston Properties, Inc.	1,194	130,564
Camden Property Trust	1,075	129,516
CareTrust REIT, Inc.	5,647	136,544
Columbia Property Trust, Inc.	8,892	160,145
Community Healthcare Trust, Inc.	2,261	115,130
CoreSite Realty Corp.	846	102,781
Cousins Properties, Inc.	3,444	126,291
Crown Castle International Corp.	647	122,322
Digital Realty Trust, Inc.	759	117,121
Duke Realty Corp.	2,670	124,208
Easterly Government Properties, Inc.	5,067	108,586
EastGroup Properties, Inc.	746	118,360

31

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equinix, Inc.	141	$101,627
Equity LifeStyle Properties, Inc.	1,754	121,728
Equity Residential	1,823	135,321
Essential Properties Realty Trust, Inc.	5,559	145,590
Extra Space Storage, Inc.	935	139,025
Four Corners Property Trust, Inc.	3,819	110,255
Gaming and Leisure Properties, Inc.	2,659	123,617
GEO Group, Inc.	12,411	68,385
Getty Realty Corp.	3,795	119,846
Gladstone Land Corp.	7,540	158,265
Healthcare Realty Trust, Inc.	3,389	108,990
Healthpeak Properties, Inc.	3,650	125,341
Hudson Pacific Properties, Inc.	4,391	123,431
Independence Realty Trust, Inc.	7,943	133,760
Industrial Logistics Properties Trust	5,103	126,554
Invitation Homes, Inc.	3,754	131,615
Iron Mountain, Inc.	4,167	167,180
Kilroy Realty Corp.	1,803	123,578
Medical Properties Trust, Inc.	5,550	122,378
Mid-America Apartment Communities, Inc.	828	130,269
National Health Investors, Inc.	1,699	124,724
National Retail Properties, Inc.	2,769	128,537
National Storage Affiliates Trust	2,954	134,230
Paramount Group, Inc.	13,747	145,856
Physicians Realty Trust	5,844	109,458
Prologis, Inc.	1,052	122,590
Public Storage	460	129,334
QTS Realty Trust, Inc., Class A	1,707	113,498
Realty Income Corp.	1,728	119,491
Rexford Industrial Realty, Inc.	2,155	119,710
SBA Communications Corp.	363	108,798
STAG Industrial, Inc.	3,464	126,471
STORE Capital Corp.	3,475	124,370
Sun Communities, Inc.	757	126,290
Terreno Realty Corp.	1,789	115,426
UDR, Inc.	2,809	130,478
VEREIT, Inc.	2,956	141,415
VICI Properties, Inc.	4,227	133,996
Vornado Realty Trust	2,850	130,387
Welltower, Inc.	1,684	126,351
WP Carey, Inc.	1,551	116,154

		7,503,087

Real Estate Operations & Development — 0.7%
Sunac China Holdings, Ltd.	62,000	241,077

Retail-Restaurants — 0.8%
Restaurant Brands International, Inc.	4,447	305,391

Semiconductor Equipment — 1.7%
Globalwafers Co., Ltd.	20,000	625,249

Telecom Services — 0.8%
BCE, Inc.	5,919	279,782

Telecommunication Equipment — 0.8%
Juniper Networks, Inc.	11,871	301,405

Total Common Stocks
(cost $19,195,914)		23,011,725

PREFERRED SECURITIES — 36.3%
Banks-Commercial — 4.0%
First Citizens BancShares, Inc. Series A 5.38%	10,387	$279,099
First Republic Bank Series J 4.70%	10,780	279,202
First Republic Bank Series I 5.50%	9,500	258,495
Fulton Financial Corp. Series A 5.13%	10,612	274,214
Merchants Bancorp Series B 6.00%	3,841	100,903
Truist Financial Corp. Series O 5.25%	9,800	273,028

		1,464,941

Banks-Fiduciary — 2.3%
Northern Trust Corp. Series E 4.70%	10,344	280,426
State Street Corp. Series D 5.90%	9,875	278,870
State Street Corp. Series G 5.35%	9,727	284,223

		843,519

Banks-Super Regional — 4.9%
Huntington Bancshares, Inc. Series D 6.25%	9,000	228,150
PNC Financial Services Group, Inc. Series P 6.13%	7,500	196,650
US Bancorp FRS (3ML+0.60%) Series B 3.50%	11,684	283,921
US Bancorp Series K 5.50%	10,219	285,008
US Bancorp Series F 6.50%	5,308	138,114
Wells Fargo & Co. Series Z 4.75%	9,000	231,570
Wells Fargo & Co. Series R 6.63%	9,680	280,623
Wells Fargo & Co. Series Q 5.85%	5,500	148,335

		1,792,371

32

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

PREFERRED SECURITIES (continued)
Closed-End Funds — 0.8%
Highland Income Fund Series A 5.38%	10,600	$276,660

Diversified Banking Institutions — 3.6%
Bank of America Corp. FRS (3 ML+0.50%) Series 5 4.00%	7,700	196,504
Bank of America Corp. Series KK 5.38%	9,000	249,570
JPMorgan Chase & Co. Series DD 5.75%	7,500	203,850
JPMorgan Chase & Co. Series EE 6.00%	7,497	206,842
JPMorgan Chase & Co. Series GG 4.75%	7,000	183,540
Morgan Stanley Series K 5.85%	9,690	277,134

		1,317,440

Electric-Generation — 0.7%
Brookfield Renewable Partners LP Series 17 5.25%	10,387	273,282

Electric-Integrated — 1.3%
Duke Energy Corp. Series A 5.75%	9,960	278,780
SCE Trust Series J 5.38%	8,000	200,800

		479,580

Electric-Transmission — 0.6%
Brookfield Infrastructure Partners LP Series 13 5.25%	8,100	208,251

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp. Series D 5.95%	10,814	276,081

Finance-Leasing Companies — 0.7%
Air Lease Corp. Series A 6.15%	9,000	241,740

Gas-Distribution — 0.6%
Spire, Inc. Series A 5.90%	8,500	235,535

Insurance-Life/Health — 1.7%
Athene Holding, Ltd. Series A 6.35%	9,837	$280,650
Athene Holding, Ltd. Series C 6.38%	6,000	168,960
Brighthouse Financial, Inc. Series C 5.38%	7,000	183,610

		633,220

Insurance-Multi-line — 3.4%
Allstate Corp. 5.10%	5,500	147,840
Allstate Corp. Series H 5.10%	1,000	27,310
Allstate Corp. Series I 4.75%	10,300	273,877
Hartford Financial Services Group, Inc. 7.88%	6,000	159,600
Hartford Financial Services Group, Inc. Series G 6.00%	9,800	274,106
MetLife, Inc. Series E 5.63%	6,000	165,540
MetLife, Inc. Series F 4.75%	7,000	184,380

		1,232,653

Insurance-Property/Casualty — 1.6%
Arch Capital Group, Ltd. Series E 5.25%	10,860	275,735
Arch Capital Group, Ltd. Series F 5.45%	10,548	275,197
Enstar Group, Ltd. Series E 7.00%	1,868	51,613

		602,545

Insurance-Reinsurance — 3.0%
Axis Capital Holdings, Ltd. Series E 5.50%	10,873	276,718
PartnerRe, Ltd. Series I 5.88%	10,520	265,946
Reinsurance Group of America, Inc. 6.20%	10,383	275,149
RenaissanceRe Holdings, Ltd. Series F 5.75%	10,000	277,400

		1,095,213

33

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

PREFERRED SECURITIES (continued)
Investment Companies — 0.6%
Oaktree Capital Group LLC Series B 6.55%	7,641	$205,543

Investment Management/Advisor Services — 0.7%
Ares Management Corp. Series A 7.00%	10,809	274,549

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc. 6.70%	7,500	187,125

Pipelines — 2.4%
Energy Transfer LP Series C 7.38%	9,000	216,270
Energy Transfer LP Series E 7.60%	8,130	197,397
Energy Transfer LP Series D 7.63%	6,940	168,364
NGL Energy Partners LP Series B 9.00%	20,000	288,200

		870,231

Private Equity — 1.3%
Apollo Global Management, Inc. Series B 6.38%	8,500	228,140
KKR & Co, Inc. Series A 6.75%	10,400	266,344

		494,484

Real Estate Investment Trusts — 0.5%
Annaly Capital Management, Inc. Series G 6.50%	5,000	125,350

Real Estate Investment Trusts (continued)
Public Storage Series L 4.63%	1,576	42,221

		167,571

Telephone-Integrated — 0.3%
AT&T, Inc. Series C 4.75%	5,000	127,150

Total Preferred Securities
(cost $13,066,896)		13,299,684

Total Long-Term Investment Securities
(cost $32,262,810)		36,311,409

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $187,000 and collateralized by $174,300 of United States Treasury Notes, bearing interest at 0.00% due 04/15/2026 and having an approximate value of $190,797 (cost $187,000)	$187,000	$187,000

TOTAL INVESTMENTS
(cost $32,449,810)(1)	99.7%	36,498,409
Other assets less liabilities	0.3	99,346

NET ASSETS	100.0%	$36,597,755

†	Non-income producing security
(1)	See Note 6 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2021 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$18,113,073	$4,898,652	**	$—	$23,011,725
Preferred Securities	13,299,684	—		—	13,299,684
Repurchase Agreements	—	187,000		—	187,000

Total Investments at Value	$31,412,757	$5,085,652		$—	$36,498,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).

See Notes to Financial Statements

34

SunAmerica Specialty Series — AIG Small-Cap Quality Fund#

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	10.4%
Medical-Biomedical/Gene	7.9
Savings & Loans/Thrifts	5.9
Real Estate Investment Trusts	5.7
Electronic Components-Misc.	3.2
Metal Processors & Fabrication	3.2
Enterprise Software/Service	3.0
Medical-Drugs	2.8
Identification Systems	2.6
Building-Residential/Commercial	2.5
Building & Construction Products-Misc.	2.4
Chemicals-Specialty	2.3
Batteries/Battery Systems	2.3
Wireless Equipment	2.1
Real Estate Management/Services	2.0
Metal-Aluminum	2.0
Aerospace/Defense-Equipment	1.9
Computer Data Security	1.8
Medical Labs & Testing Services	1.7
Television	1.7
Publishing-Newspapers	1.7
Building & Construction-Misc.	1.6
Computers-Integrated Systems	1.6
Retail-Home Furnishings	1.5
Semiconductor Equipment	1.5
Retail-Restaurants	1.5
Investment Management/Advisor Services	1.5
Apparel Manufacturers	1.4
Pastoral & Agricultural	1.4
Diagnostic Equipment	1.4
Medical Products	1.4
Internet Connectivity Services	1.3
Retail-Automobile	1.3
Medical-Outpatient/Home Medical	1.3
Casino Services	1.2
Retail-Regional Department Stores	1.2
Engineering/R&D Services	1.1
Energy-Alternate Sources	1.1
Athletic Equipment	1.0
Health Care Cost Containment	1.0
Tobacco	0.9
Insurance-Property/Casualty	0.8
E-Commerce/Services	0.8
Racetracks	0.8
Lasers-System/Components	0.6
Diagnostic Kits	0.5

98.8%

*	Calculated as a percentage of net assets
#	See Note 1

35

SunAmerica Specialty Series — AIG Small-Cap Quality Fund#

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 1.9%
Aerojet Rocketdyne Holdings, Inc.	16,506	$771,160

Apparel Manufacturers — 1.4%
Deckers Outdoor Corp.†	1,712	578,998

Athletic Equipment — 1.0%
YETI Holdings, Inc.†	4,822	411,895

Banks-Commercial — 10.4%
First Commonwealth Financial Corp.	68,029	985,740
Hancock Whitney Corp.	24,414	1,128,903
Heritage Commerce Corp.	78,108	942,764
Hope Bancorp, Inc.	81,997	1,230,775

		4,288,182

Batteries/Battery Systems — 2.3%
EnerSys	10,448	956,828

Building & Construction Products-Misc. — 2.4%
Louisiana-Pacific Corp.	15,175	999,729

Building & Construction-Misc. — 1.6%
TopBuild Corp.†	2,975	661,581

Building-Residential/Commercial — 2.5%
Tri Pointe Homes, Inc.†	43,799	1,043,292

Casino Services — 1.2%
Caesars Entertainment, Inc.†	5,031	492,233

Chemicals-Diversified — 0.0%
Aceto Chemicals, Inc.†(1)	1	0

Chemicals-Specialty — 2.3%
Minerals Technologies, Inc.	12,260	957,996

Computer Data Security — 1.8%
Qualys, Inc.†	7,198	729,589

Computers-Integrated Systems — 1.6%
NetScout Systems, Inc.†	24,807	649,819

Diagnostic Equipment — 1.4%
Neogen Corp.†	5,922	568,571

Diagnostic Kits — 0.5%
Natera, Inc.†	1,931	212,449

E-Commerce/Services — 0.8%
Stamps.com, Inc.†	1,624	333,521

Electronic Components-Misc. — 3.2%
Vishay Intertechnology, Inc.	53,648	1,318,131

Energy-Alternate Sources — 1.1%
Plug Power, Inc.†	8,336	237,659
Sunrun, Inc.†	4,184	205,016

		442,675

Engineering/R&D Services — 1.1%
Fluor Corp.†	19,466	447,329

Enterprise Software/Service — 3.0%
Blackline, Inc.†	3,635	421,878
SPS Commerce, Inc.†	7,979	817,369

		1,239,247

Finance-Commercial — 0.0%
NewStar Financial, Inc. CVR†(1)	360	194

Health Care Cost Containment — 1.0%
HealthEquity, Inc.†	5,136	$390,182

Identification Systems — 2.6%
Brady Corp., Class A	19,660	1,072,846

Insurance-Property/Casualty — 0.8%
Kinsale Capital Group, Inc.	1,962	341,408

Internet Connectivity Services — 1.3%
Cogent Communications Holdings, Inc.	7,332	553,639

Investment Management/Advisor Services — 1.5%
Federated Hermes, Inc.	20,916	602,381

Lasers-System/Components — 0.6%
II-VI, Inc.†	3,842	257,952

Medical Labs & Testing Services — 1.7%
Invitae Corp.†	3,882	135,482
Medpace Holdings, Inc.†	3,402	577,251

		712,733

Medical Products — 1.4%
Omnicell, Inc.†	3,883	563,113

Medical-Biomedical/Gene — 7.9%
Alder Biopharmaceuticals, Inc. CVR†(1)	708	623
Amicus Therapeutics, Inc.†	7,622	75,001
Arrowhead Pharmaceuticals, Inc.†	2,448	178,117
Biohaven Pharmaceutical Holding Co., Ltd.†	2,594	194,809
Blueprint Medicines Corp.†	2,706	260,642
Denali Therapeutics, Inc.†	1,791	108,248
Dicerna Pharmaceuticals, Inc.†	13,484	420,566
Emergent BioSolutions, Inc.†	2,688	163,914
Fate Therapeutics, Inc.†	1,990	173,906
FibroGen, Inc.†	7,699	171,842
Halozyme Therapeutics, Inc.†	5,980	298,701
Insmed, Inc.†	5,410	182,479
Mirati Therapeutics, Inc.†	1,248	207,443
Novavax, Inc.†	1,271	301,138
Oncternal Therapeutics, Inc. CVR†(1)	7	14
TG Therapeutics, Inc.†	3,033	135,605
Tobira Therapeutics, Inc. CVR†(1)	104	0
Twist Bioscience Corp.†	1,318	176,862
Ultragenyx Pharmaceutical, Inc.†	1,701	189,900

		3,239,810

Medical-Drugs — 2.8%
Aduro Biotech Holding, Inc. CVR†(1)	109	0
Coherus Biosciences, Inc.†	27,061	400,503
Ironwood Pharmaceuticals, Inc.†	28,670	316,517
Progenics Pharmaceuticals, Inc. CVR†(1)	722	0
Vanda Pharmaceuticals, Inc.†	25,822	428,645

		1,145,665

Medical-Outpatient/Home Medical — 1.3%
LHC Group, Inc.†	2,558	532,755

Metal Processors & Fabrication — 3.2%
Mueller Industries, Inc.	29,019	1,302,083

Metal-Aluminum — 2.0%
Alcoa Corp.†	22,391	820,406

Metal-Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	777	0

36

SunAmerica Specialty Series — AIG Small-Cap Quality Fund#

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Multimedia — 0.0%
Media General, Inc. CVR†(1)	1,299	$0

Pastoral & Agricultural — 1.4%
Darling Ingredients, Inc.†	8,250	572,963

Publishing-Newspapers — 1.7%
TEGNA, Inc.	33,816	678,349

Racetracks — 0.8%
Penn National Gaming, Inc.†	3,725	331,972

Real Estate Investment Trusts — 5.7%
Global Net Lease, Inc.	39,357	755,654
LTC Properties, Inc.	24,852	1,056,956
Sabra Health Care REIT, Inc.	28,276	513,775

		2,326,385

Real Estate Management/Services — 2.0%
Redfin Corp.†	4,205	297,630
RMR Group, Inc., Class A	13,211	522,891

		820,521

Retail-Automobile — 1.3%
Lithia Motors, Inc., Class A	1,396	536,594

Retail-Home Furnishings — 1.5%
RH†	897	617,154

Retail-Regional Department Stores — 1.2%
Macy’s, Inc.†	29,591	490,619

Retail-Restaurants — 1.5%
Wingstop, Inc.	3,832	607,027

Savings & Loans/Thrifts — 5.9%
Berkshire Hills Bancorp, Inc.	22,056	489,423
Pacific Premier Bancorp, Inc.	25,308	1,114,311
WSFS Financial Corp.	16,242	829,804

		2,433,538

Semiconductor Equipment — 1.5%
FormFactor, Inc.†	15,511	$607,256

Silver Mining — 0.0%
Pan American Silver Corp. CVR†	3,628	3,193

Television — 1.7%
Sinclair Broadcast Group, Inc., Class A	21,860	709,794

Tobacco — 0.9%
Vector Group, Ltd.	28,600	373,230

Wireless Equipment — 2.1%
InterDigital, Inc.	12,465	865,320

Total Common Stocks
(cost $35,334,806)		40,612,307

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A	39	141
Whiting Petroleum Corp., Series B	19	59

Total Warrants
(cost $0)		200

TOTAL INVESTMENTS
(cost $35,334,806)(2)	98.8%	40,612,507
Other assets less liabilities	1.2	481,478

NET ASSETS	100.0%	$41,093,985

†	Non-income producing security
#	See Note 1
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 6 for cost of investments on a tax basis.

CVR — Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2021 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:

Chemicals-Diversified	$—	$—	$0	$0

Finance-Commercial	—	—	194	194

Medical-Biomedical/Gene	3,239,173	—	637	3,239,810

Medical-Drugs	1,145,665	—	0	1,145,665

Metal-Diversified	—	—	0	0

Multimedia	—	—	0	0

Other Industries	36,226,638	—	—	36,226,638
Warrants	200	—	—	200

Total Investments at Value	$40,611,676	$—	$831	$40,612,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

37

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited)

Note 1. Organization

SunAmerica Specialty Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each a “Fund” and collectively, the “Funds”) as of April 30, 2021. Each Fund is managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”). An investor may invest in one or more of the following Funds: AIG Commodity Strategy Fund (the “Commodity Strategy Fund”), AIG ESG Dividend Fund (the “ESG Dividend Fund”), AIG Focused Alpha Large-Cap Fund (the “Focused Alpha Large-Cap Fund”), AIG Focused Growth Fund (the “Focused Growth Fund”), AIG Income Explorer Fund (the “Income Explorer Fund”) and AIG Small-Cap Quality Fund (“the Small-Cap Quality Fund”).

Effective December 15, 2020, AIG Small-Cap Fund changed its name to “AIG Small-Cap Quality Fund.”

The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

The ESG Dividend Fund seeks to provide total return including capital appreciation and current income, employing a “buy and hold” strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000® Index that meet the Fund’s ESG standards.

The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

The Focused Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities enhanced index strategy, real estate investment trust (“REIT”) strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

The Small-Cap Quality Fund seeks to provide long-term growth of capital, employing a “buy and hold” strategy with approximately 75-100 small-cap equity securities selected from the Russell 2000® Index semi-annually.

Each Fund, except for the Focused Alpha Large-Cap Fund and Focused Growth Fund, is a “diversified” Fund within the meaning of the 1940 Act.

Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective September 30, 2020, Class C shares convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

38

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds’ registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds’ distributor for administrative and shareholder services.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund Ltd.

The AIG Commodity Strategy Cayman Fund Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of April 30, 2021, net assets of the Commodity Strategy Fund were $28,375,451, of which approximately $6,214,281, or approximately 21.9%, represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 3. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

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reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of April 30, 2021 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option

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adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Quality Fund entered into futures transactions for investment purposes in order to provide exposure to U.S and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by

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an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement and assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

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Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could

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cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of April 30, 2021, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2021. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2021, please refer to a schedule at the end of each Fund’s Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Forward Exchange Contracts(7)

Equity Contracts
	Asset Derivatives				Liability Derivatives
Small-Cap Quality	$—	$—	$—	$—	$—	$—	$—	$—

Commodity Contracts
Fund	Asset Derivatives				Liability Derivatives
Commodity Strategy#	$199,392	$—	$41,673	$—	$150,800	$16,037	$31,917	$—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Commodity Strategy#	$1,497,860

#	Consolidated (see Note 2)

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NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

Fund	Equity Contracts
Small-Cap Quality	$212,229	$—	$—	$—	$—

	Commodity Contracts
Commodity Strategy#	$3,854,056	$2,070,570	$15,493	$(106,580)	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Equity Contracts
Small-Cap Quality	$(2,622)	$—	$—	$—	$—

	Commodity Contracts
Commodity Strategy#	$664,978	$(16,037)	$4,420	$(69,600)	$—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
#	Consolidated (see Note 1)

The following table represents the average monthly balances of derivatives held during the period ended April 30, 2021.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Total Return Swap Contracts(1)	Written Call Options Contracts(1)	Written Put Options Contracts(1)
Commodity Strategy#	$23,570,676	$—	$27,778	$48,041	$9,031,018	$8,828	$12,354
Small-Cap Quality	151,675	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.
#	Consolidated (see Note 2)

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The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of April 30, 2021. The repurchase agreements held by the Funds as of April 30, 2021 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.

	AIG Commodity Strategy Fund#
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan	$—	$—	$—	$—	$—	$16,037	$—	$16,037	$(16,037)	$16,037	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
#	Consolidated (see Note 2)

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of April 30, 2021, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.71%	$735,000
Commodity Strategy Subsidiary	0.82	850,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated April 30, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $103,290,000, a repurchase price of $103,290,043, and a maturity date of May 3, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	03/31/2022	$103,545,000	$105,296,146

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As of April 30, 2021, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.70%	$525,000
Commodity Strategy Subsidiary	0.81	605,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated April 30, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,063, and a maturity date of May 3, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.50%	05/15/2046	$72,685,000	$76,433,526

As of April 30, 2021, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.70%	$455,000
Commodity Strategy Subsidiary	0.81	525,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated April 30, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of 65,000,000, a repurchase price of $65,000,027, and a maturity date of May 3, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$60,341,300	$66,339,735

As of April 30, 2021, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.70%	$725,000
Commodity Strategy Subsidiary	0.81	830,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated April 30, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $103,000,000, a repurchase price of $103,000,043 and a maturity date of May 3, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	01/31/2023	$105,113,000	$105,096,394

As of April 30, 2021, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.70%	$725,000
Commodity Strategy Subsidiary	0.81	830,000

47

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated April 30, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $103,000,000, a repurchase price of $103,000,043, and a maturity date of May 3, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	09/30/2026	$101,430,000	$105,083,996

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund and quarterly for the ESG Dividend Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

48

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Funds.

In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

49

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Funds.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the “Agreements”) with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund’s portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds’ books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

Fund	Percentage
Commodity Strategy	1.00%
ESG Dividend	0.75
Focused Alpha Large-Cap	1.00
Focused Growth	1.00
Income Explorer	1.00
Small-Cap Quality	1.00

The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the “Commodity Strategy Subsidiary management fee waiver”). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica’s contract with the Commodity Strategy Subsidiary is in place. For the period ended April 30, 2021, the amount of advisory fees waived was $27,897.

Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP (“Wellington”) (the “Commodity Strategy Subadvisory Agreement”), SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Fund to Wellington. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington. Payments to Wellington for its services are made by SunAmerica, not by the Fund.

Pursuant to the Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC (“Marsico”) and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC (“Blackrock”), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marsico and Blackrock. Each Subadviser is paid by SunAmerica and not the Fund.

Pursuant to the Subadvisory Agreement between SunAmerica and Marsico, and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. (“BAMCO”), SunAmerica has delegated portfolio management responsibilities of the Focused Growth Fund to Marsico and BAMCO. Each subadviser is paid by SunAmerica and not the Fund.

Prior to December 15, 2020 (the “Effective Date”), SunAmerica delegated a portion of portfolio management responsibilities of the Small-Cap Quality Fund to Cadence. Cadence was paid by SunAmerica and not by the Fund. As of the Effective Date, Cadence no longer serves as subadviser to the Fund, and SunAmerica assumed day-to-day management responsibilities.

50

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Pursuant to an Advisory Fee Wavier Agreement with the Focused Growth Fund and the Small-Cap Quality Fund, SunAmerica is contractually obligated to waive its advisory fee so that the advisory fee equals 0.90% and 0.85%, respectively, of average daily net assets of each of the Funds. For the six months ended April 30, 2021, the amount of advisory fees waived for the Focused Growth Fund and Small-Cap Quality Fund was $360,713 and $31,276, respectively. Pursuant to an Advisory Fee Wavier Agreement with the Income Explorer Fund, SunAmerica is contractually obligated to waive its advisory fee so that the advisory fee equals 0.75% of average daily net assets of the Fund. For the six months ended April 30, 2021, the amount of advisory fees waived for the Income Explorer Fund was $46,378.

SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds’ annual Fund operating expense at the following percentages of each Class’s average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund’s business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

Fund	Percentage
Commodity Strategy Class A#	1.72%
Commodity Strategy Class C#	2.37
Commodity Strategy Class W#	1.52
ESG Dividend Class A	1.13
ESG Dividend Class C	1.78
ESG Dividend Class W	0.93
Focused Alpha Large-Cap Class A	1.72
Focused Alpha Large-Cap Class C	2.37
Focused Alpha Large-Cap Class W	1.52
Focused Growth Class A	1.13
Focused Growth Class C	1.78
Focused Growth Class W	0.93
Income Explorer Class A	0.99
Income Explorer Class C	1.64
Income Explorer Class W	0.79
Small-Cap Quality Class A	1.25
Small-Cap Quality Class C	1.90
Small-Cap Quality Class W	1.05

#	Consolidated (see Note 2)

Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Advisory Fee and Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended April 30, 2021, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

Fund	Other Expenses Reimbursed
Commodity Strategy	$48,829
ESG Dividend	64,939
Focused Alpha Large-Cap	—
Focused Growth	639,590
Income Explorer	99,896
Small-Cap Quality	144,763

51

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Fund	Class Specific Expenses Reimbursed
Commodity Strategy Class A	$44,022
Commodity Strategy Class C	8,129
Commodity Strategy Class W	8,290
ESG Dividend Class A	48,009
ESG Dividend Class C	8,366
ESG Dividend Class W	22,730
Focused Alpha Large-Cap Class A	—
Focused Alpha Large-Cap Class C	—
Focused Alpha Large-Cap Class W	—
Focused Growth Class A	754,178
Focused Growth Class C	70,671
Focused Growth Class W	64,506
Income Explorer Class A	47,709
Income Explorer Class C	9,869
Income Explorer Class W	9,681
Small-Cap Quality Class A	60,741
Small-Cap Quality Class C	11,086
Small-Cap Quality Class W	12,224

For the six months ended April 30, 2021, the amounts recouped by SunAmerica are as follows:

Fund	Class Specific Expenses Recouped
Commodity Strategy Class A	$—
Commodity Strategy Class C	—
Commodity Strategy Class W	—
ESG Dividend Class A	—
ESG Dividend Class C	—
ESG Dividend Class W	—
Focused Alpha Large-Cap Class A	—
Focused Alpha Large-Cap Class C	—
Focused Alpha Large-Cap Class W	1,220
Focused Growth Class A	—
Focused Growth Class C	—
Focused Growth Class W	—
Income Explorer Class A	—
Income Explorer Class C	—
Income Explorer Class W	—
Small-Cap Quality Class A	—
Small-Cap Quality Class C	—
Small-Cap Quality Class W	—

At April 30, 2021, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

	Other Expenses Reimbursed
Fund	October 31, 2021	October 31, 2022	April 30, 2023
AIG Commodity Strategy	$60,787	$228,791	$132,041
AIG ESG Dividend	80,110	156,255	64,939
AIG Focused Alpha Large-Cap	—	—	—
AIG Focused Growth	542,053	989,710	639,590
AIG Income Explorer	61,509	246,672	99,896
AIG Small-Cap Quality	112,764	250,729	144,763

52

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	Class Specific Expenses Reimbursed
Fund	October 31, 2021	October 31, 2022	April 30, 2023
AIG Commodity Strategy Class A	$21,176	$80,132	$28,207
AIG Commodity Strategy Class C	8,693	15,762	7,459
AIG Commodity Strategy Class W	8,740	15,993	6,817
AIG ESG Dividend Class A	31,185	61,639	48,009
AIG ESG Dividend Class C	5,867	13,099	8,366
AIG ESG Dividend Class W	16,548	31,427	22,730
AIG Focused Alpha Large-Cap Class A	—	—	—
AIG Focused Alpha Large-Cap Class C	—	—	—
AIG Focused Alpha Large-Cap Class W	—	—	—
AIG Focused Growth Class A	576,779	1,198,786	754,179
AIG Focused Growth Class C	67,156	133,639	70,670
AIG Focused Growth Class W	62,312	108,363	64,506
AIG Income Explorer Class A	36,603	99,442	47,709
AIG Income Explorer Class C	2,923	22,456	9,869
AIG Income Explorer Class W	3,646	24,815	9,681
AIG Small-Cap Quality Class A	58,745	102,456	60,741
AIG Small-Cap Quality Class C	9,893	17,787	11,086
AIG Small-Cap Quality Class W	16,083	20,449	12,224

The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a “Plan” and collectively, the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the “Class A Plan” and the “Class C Plan.” In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund’s Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor’s distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. The Distributor does not receive or retain any distribution and/or a account maintenance fees for any shares when the shareholder does not have a broker of record. For six months ended April 30, 2021, ACS received fees based upon the aforementioned rates (see Statement of Operations).

The Trust, on behalf of each fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For six months ended April 30, 2021, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

53

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

ACS receives sales charges on each Fund’s Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund’s Class A and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2021, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Commodity Strategy	$1,909	$603	$1,016	$—	$13
ESG Dividend	9,490	1,902	6,072	—	—
Focused Alpha Large-Cap	121,146	22,850	79,470	63	616
Focused Growth	264,681	62,873	159,539	43	549
Income Explorer	3,215	613	2,078	—	3
Small-Cap Quality	14,609	4,307	7,650	—	—

The Trust has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds’ transfer agent, DST Asset Manager Solutions, Inc. (“DST”), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the six months ended April 30, 2021, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

Fund	Expenses	Payable at April 30, 2021
Commodity Strategy Class A	$28,253	$4,745
Commodity Strategy Class C	309	56
Commodity Strategy Class W	741	125
ESG Dividend Class A	34,619	6,214
ESG Dividend Class C	2,155	395
ESG Dividend Class W	12,140	2,360
Focused Alpha Large-Cap Class A	703,768	122,942
Focused Alpha Large-Cap Class C	26,677	4,584
Focused Alpha Large-Cap Class W	50,334	9,137
Focused Growth Class A	681,601	115,808
Focused Growth Class C	59,735	9,815
Focused Growth Class W	52,234	8,470
Income Explorer Class A	36,060	5,910
Income Explorer Class C	2,732	443
Income Explorer Class W	2,020	304
Small-Cap Quality Class A	41,750	6,983
Small-Cap Quality Class C	1,923	303
Small-Cap Quality Class W	2,199	343

At April 30, 2021, SunAmerica Series, Inc. AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund (“Strategy Funds”), affiliates of the Adviser owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	Active Allocation Fund	Multi-Asset Allocation Fund
Commodity Strategy	3.56%	80.59%
ESG Dividend	13.98	46.60
Income Explorer	13.17	58.04
Small-Cap Quality	10.18	55.39

54

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 5. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2021 were as follows:

Fund	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Commodity Strategy	$250,030	$461,009	$1,300,778	$1,725,408
ESG Dividend	20,322,022	19,151,836	—	—
Focused Alpha Large-Cap	221,516,873	255,124,365	—	—
Focused Growth	156,115,119	195,060,506	—	—
Income Explorer	14,086,603	19,121,377	—	—
Small-Cap Quality	44,358,228	51,941,269	—	—

Note 6. Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from wholly owned foreign subsidiary, amortization of organizational costs, investments in passive foreign investment companies, investments in real estate investment trusts, investments in partnerships, wash sales and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2020
Fund	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
AIG Commodity Strategy#	$—	$(83,764,755)	$(16,687,895)	$215,638	$—	$—
AIG ESG Dividend	35,350	(694,349)	768,621	717,721	—	—
AIG Focused Alpha Large-Cap	—	59,430,931	114,614,617	89,198	64,662,211	—
AIG Focused Growth	—	65,948,971	212,023,703	—	54,731,618	—
AIG Income Explorer	—	(2,054,470)	(3,703,550)	1,316,020	—	79,658
AIG Small-Cap Quality	—	(865,558)	1,039,878	26	1,042,743	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#	Consolidated (see Note 2)

As of October 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
Fund	ST	LT
Commodity Strategy#	$51,864,246	$31,900,509
ESG Dividend	—	694,349
Focused Alpha Large-Cap	—	—
Focused Growth	—	—
Income Explorer	1,697,959	356,511
Small-Cap Quality	865,558	—

55

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

April 30, 2021 the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain@	Aggregate Unrealized Loss@	Net Unrealized Gain/ (Loss)@	Cost of Investments
Commodity Strategy#	$2,804,016	$(19,499,307)	$(16,695,291)	$46,177,399
ESG Dividend	8,033,640	(534,001)	7,499,639	40,143,359
Focused Alpha Large-Cap	218,582,234	(2,341,016)	216,241,218	533,447,030
Focused Growth	334,860,178	(3,933,288)	330,926,890	377,589,041
Income Explorer	4,219,286	(177,321)	4,041,965	32,422,375
Small-Cap Quality	6,506,821	(1,529,531)	4,977,290	35,632,595

#	Consolidated (see Note 2)
@	Unrealized appreciation (depreciation) includes amounts for derivatives.

Note 7. Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Commodity Strategy Fund#
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	311,824	$2,089,836	782,846	$4,419,016	10,171	$67,268	5,337	$28,819
Reinvested shares	—	—	30,664	197,170	—	—	—	—
Shares redeemed	(775,612)	(5,208,587)	(1,311,078)	(7,909,509)	(8,809)	(57,893)	(93,211)	(536,279)

Net increase (decrease) in shares outstanding before automatic conversion	(463,788)	(3,118,751)	(497,568)	(3,293,323)	1,362	9,375	(87,874)	(507,460)
Shares issued/(reacquired) upon automatic conversion	1,168	7,728	35,587	213,610	(1,232)	(7,728)	(37,363)	(213,610)

Net increase (decrease)	(462,620)	$(3,111,023)	(461,981)	$(3,079,713)	130	$1,647	(125,237)	$(721,070)

	Commodity Strategy Fund#
	Class W		Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	2,071	$12,639	53,202	$342,792
Reinvested shares	—	—	2,254	14,673
Shares redeemed	(12,956)	(85,633)	(193,132)	(1,170,246)

Net increase (decrease)	(10,885)	$(72,994)	(137,676)	$(812,781)

#	Consolidated (see Note 2)

56

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	ESG Dividend Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	122,369	$2,120,365	715,337	$9,304,685	21,561	$352,316	73,004	$966,574
Reinvested shares	17,825	295,942	39,147	522,423	762	12,663	1,539	20,527
Shares redeemed	(227,669)	(3,915,910)	(234,240)	(3,333,920)	(9,537)	(164,396)	(34,685)	(466,124)

Net increase (decrease)	(87,475)	$(1,499,603)	520,244	$6,493,188	12,786	$200,583	39,858	$520,977

	ESG Dividend Fund
	Class W		Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	214,207	$3,528,939	295,030	$4,127,530
Reinvested shares	6,669	110,999	11,967	162,440
Shares redeemed	(55,903)	(982,007)	(361,109)	(5,481,861)

Net increase (decrease)	164,973	$2,657,931	(54,112)	$(1,191,891)

	Focused Alpha Large-Cap Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	359,860	$10,952,360	767,566	$20,909,471	111,163	$3,079,575	439,000	$11,493,874
Reinvested shares	1,771,594	51,447,103	2,166,932	56,145,211	83,011	2,193,984	152,188	3,643,371
Shares redeemed	(1,222,667)	(37,578,319)	(3,083,382)	(83,270,436)	(135,642)	(3,767,696)	(788,429)	(20,482,952)

Net increase (decrease) in shares outstanding before automatic conversion	908,787	24,821,144	(148,884)	(6,215,754)	58,532	1,505,863	(197,241)	(5,345,707)
Shares issued/(reacquired) upon automatic conversion	22,250	684,306	256,484	7,625,274	(24,458)	(684,306)	(279,082)	(7,625,274)

Net increase (decrease)	931,037	$25,505,450	107,600	$1,409,520	34,074	$821,557	(476,323)	$(12,970,981)

	Focused Alpha Large-Cap Fund
	Class W		Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	422,811	$13,269,846	910,896	$25,666,076
Reinvested shares	116,525	3,461,970	78,680	2,078,729
Shares redeemed	(330,711)	(10,449,304)	(477,490)	(12,541,973)

Net increase (decrease)	208,625	$6,282,512	512,086	$15,202,832

57

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	Focused Growth Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	579,745	19,971,295	1,264,914	$34,384,961	127,636	3,947,763	311,696	$7,566,217
Reinvested shares	1,635,636	53,207,534	1,797,829	42,177,071	183,681	5,398,383	237,846	5,125,588
Shares redeemed	(1,513,175)	(52,090,439)	(3,266,776)	(84,914,895)	(307,713)	(9,603,267)	(953,603)	(23,161,363)

Net increase (decrease) in shares outstanding before automatic conversion	702,206	21,088,390	(204,033)	(8,352,863)	3,604	(257,121)	(404,061)	(10,469,558)
Shares issued/(reacquired) upon automatic conversion	25,285	864,358	88,651	2,751,928	(27,975)	(864,358)	(96,970)	(2,751,928)

Net increase (decrease)	727,491	21,952,748	(115,382)	$(5,600,935)	(24,371)	(1,121,479)	(501,031)	$(13,221,486)

	Focused Growth Fund
	Class W		Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	194,545	6,887,934	584,747	$16,286,467
Reinvested shares	122,560	4,102,070	176,418	4,239,325
Shares redeemed	(311,589)	(10,948,862)	(1,297,263)	(33,691,051)

Net increase (decrease)	5,516	41,142	(536,098)	$(13,165,259)

	Income Explorer Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,508	$307,428	377,709	$5,445,670	2,676	$39,312	12,486	$186,001
Reinvested shares	36,423	552,405	83,108	1,165,778	2,183	33,005	5,628	79,049
Shares redeemed	(328,516)	(5,044,965)	(466,089)	(6,832,247)	(28,612)	(431,831)	(66,469)	(974,327)

Net increase (decrease) in shares outstanding before automatic conversion	(271,585)	(4,185,132)	(5,272)	(220,799)	(23,753)	(359,514)	(48,355)	(709,277)
Shares issued/(reacquired) upon automatic conversion	956	14,429	4,624	70,964	(957)	(14,429)	(4,634)	(70,964)

Net increase (decrease)	(270,629)	$(4,170,703)	(648)	$(149,835)	(24,710)	$(373,943)	(52,989)	$(780,241)

	Income Explorer Fund
	Class W		Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	8,801	$128,548	215,949	$3,322,256
Reinvested shares	2,152	32,486	8,268	117,041
Shares redeemed	(69,746)	(1,042,675)	(341,294)	(4,789,299)

Net increase (decrease)	(58,793)	$(881,641)	(117,077)	$(1,350,002)

58

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	Small-Cap Quality Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	74,461	$1,522,685	293,038	$3,889,280	4,507	$88,059	14,113	$206,692
Reinvested shares	—	—	50,781	848,038	—	—	3,755	59,748
Shares redeemed	(441,465)	(9,197,255)	(516,505)	(7,819,021)	(32,184)	(603,970)	(70,157)	(980,838)

Net increase (decrease) in shares outstanding before automatic conversion	(367,004)	(7,674,570)	(172,686)	(3,081,703)	(27,677)	(515,911)	(52,289)	(714,398)
Shares issued/(reacquired) upon automatic conversion	702	15,142	860	13,909	(744)	(15,142)	(906)	(13,909)

Net increase (decrease)	(366,302)	(7,659,428)	(171,826)	$(3,067,794)	(28,421)	$(531,053)	(53,195)	$(728,307)

	Small-Cap Quality Fund
	Class W		Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	12,517	$259,490	27,171	$394,662
Reinvested shares	—	—	7,682	130,124
Shares redeemed	(53,700)	(1,071,987)	(265,169)	(4,049,360)

Net increase (decrease)	(41,183)	$(812,497)	(230,316)	$(3,524,574)

Note 8. Line of Credit

The Trust, along with certain other funds managed by the Adviser and exclusive of the Commodity Strategy Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The Commodity Strategy Fund has access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Prior to September 4, 2020, interest was payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There was also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit.

59

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the six months ended April 30, 2021, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
ESG Dividend	3	$48	$40,000	1.44%
Focused Growth	22	1,571	1,772,727	1.45
Income Explorer	50	347	173,000	1.44
Small-Cap Quality	9	254	700,000	1.45

At April 30, 2021, ESG Dividend, Focused Growth and Small-Cap Quality had outstanding borrowings of $675,000, $625,000 and $425,000, respectively.

Note 9. Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended April 30, 2021, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 10. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended April 30, 2021, none of the Funds participated in this program.

Note 11. Investment Concentration

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Commodity Strategy Funds’ concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

The Commodity Strategy Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Note 12. Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2021, none of the Funds engaged in security transactions with affiliated Funds.

60

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Note 13. Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

SunAmerica and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business (the “AIG Funds”). Under the terms of the agreement, subject to shareholder approval, twelve of the AIG Funds, including the Focused Alpha Large-Cap Fund and the Focused Growth Fund, are expected to be reorganized into either existing or newly created series of trusts in the Touchstone fund complex (the “Reorganizations”), and subsequently will be advised by Touchstone under its sub-advised mutual fund approach. Certain AIG Funds not covered by the agreement, including the Commodity Strategy Fund, the ESG Dividend Fund, the Income Explorer Fund and the Small-Cap Quality Fund (the “Liquidating Funds”), will be liquidated. On February 8, 2021, the Boards of Directors/Trustees of the AIG Funds unanimously approved each of the proposed Reorganizations and the proposal to close the Liquidating Funds to new and subsequent investments and thereafter to liquidate and dissolve the Liquidating Funds pursuant to a Plan of Liquidation. Under the Plan of Liquidation, the Liquidating Funds expected to be liquidated on or about July 16, 2021.

On June 10th, shareholders of the Focused Alpha Large-Cap Fund and Focused Growth Fund approved the Reorganizations with respect to each such AIG Fund.

61

SunAmerica Specialty Series

RESULTS OF SPECIAL SHAREHOLDER MEETINGS — (unaudited)

On June 10, 2021, a Special Meeting of Shareholders of AIG Focused Growth Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) between Touchstone Funds Group Trust, on behalf of the Touchstone Sands Capital Select Growth Fund (the “Acquiring Fund”) and SunAmerica Specialty Series, on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund’s shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
10,238,819	795,068	646,556

On June 10, 2021, a Special Meeting of Shareholders of AIG Focused Alpha Large-Cap Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) between Touchstone Strategic Trust, on behalf of the Touchstone Large Cap Focused Fund (the “Acquiring Fund”) and SunAmerica Specialty Series, on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund’s shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
11,288,810	707,414	766,496

62

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Directors/Trustees

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

Sharon French, Executive Vice President

Timothy Pettee, Vice President

James Nichols, Vice President

Gregory N. Bressler, Secretary

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

Kathleen Fuentes, Chief Legal Officer and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W 11th Street

Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in a Fund’s portfolio, which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. The information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES

Information regarding how the Trust voted proxies related to securities held in the Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Funds is authorized only in connection with a currently effective prospectus, setting forth details of the Funds, which must precede or accompany this report.

The accompanying report has not been audited by an independent registered public accounting firm; accordingly, no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

HWSAN - 4/21

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: July 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: July 8, 2021